UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2015

Date of reporting period: July 31, 2014

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT

HANCOCK HORIZON FAMILY OF FUNDS

JULY 31, 2014

Government Money Market Fund

Core Bond Fund

Value Fund

Growth Fund

Burkenroad Small Cap Fund

U.S. Small Cap Fund

Quantitative Long/Short Fund

Diversified International Fund

Louisiana Tax-Free Income Fund

Mississippi Tax-Free Income Fund

Diversified Income Fund

The Advisors’ Inner Circle Fund II

Hancock Horizon Family of Funds	July 31, 2014 (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-990-2434; and (ii) on the Commission’s website at http://www.sec.gov.

Disclosure of Fund Expenses (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, 12b-1 fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return — This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the “Expenses Paid During Period” column.

• Hypothetical 5% return — This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.

July 31, 2014 (Unaudited)

	Beginning Account Value 2/1/2014	Ending Account Value 7/31/2014	Annualized Expense Ratios	Expenses Paid During Period*
Government Money Market Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.10	0.06%	$0.30
Institutional Sweep Class	1,000.00	1,000.10	0.06%	0.30
Class A	1,000.00	1,000.10	0.06%	0.30

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,024.50	0.06%	$0.30
Institutional Sweep Class	1,000.00	1,024.50	0.06%	0.30
Class A	1,000.00	1,024.50	0.06%	0.30

Core Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,016.60	0.75%	$3.75
Class A	1,000.00	1,015.40	1.00%	5.00
Class C	1,000.00	1,011.50	1.75%	8.73

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.08	0.75%	$3.76
Class A	1,000.00	1,019.84	1.00%	5.01
Class C	1,000.00	1,016.12	1.75%	8.75

Value Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,080.30	0.97%	$5.00
Class A	1,000.00	1,079.00	1.22%	6.29
Class C	1,000.00	1,075.20	1.97%	10.14

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.98	0.97%	$4.86
Class A	1,000.00	1,018.74	1.22%	6.11
Class C	1,000.00	1,015.03	1.97%	9.84

Growth Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,080.70	0.98%	$5.06
Class A	1,000.00	1,078.80	1.23%	6.34
Class C	1,000.00	1,074.30	1.98%	10.18

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.93	0.98%	$4.91
Class A	1,000.00	1,018.70	1.23%	6.16
Class C	1,000.00	1,014.98	1.98%	9.89

Burkenroad Small Cap Fund
Actual Fund Return
Class A	$1,000.00	$1,043.40	1.40%	$7.09
Class D	1,000.00	1,041.90	1.65%	8.35

Hypothetical 5% Return
Class A	$1,000.00	$1,017.85	1.40%	$7.00
Class D	1,000.00	1,016.61	1.65%	8.25

U.S. Small Cap Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,011.20	1.12%	$5.59
Class A	1,000.00	1,009.80	1.36%	6.78
Class C	1,000.00	1,007.70	2.08%	10.35

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.24	1.12%	$5.61
Class A	1,000.00	1,018.05	1.36%	6.80
Class C	1,000.00	1,014.48	2.08%	10.39

	Beginning Account Value 2/1/2014	Ending Account Value 7/31/2014	Annualized Expense Ratios	Expenses Paid During Period*
Quantitative Long/Short Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,045.70	1.44%	$7.30
Class A	1,000.00	1,044.60	1.69%	8.57
Class C	1,000.00	1,041.10	2.43%	12.30

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,017.65	1.44%	$7.20
Class A	1,000.00	1,016.41	1.69%	8.45
Class C	1,000.00	1,012.74	2.43%	12.13

Diversified International Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,089.60	1.17%	$6.06
Class A	1,000.00	1,088.50	1.42%	7.35
Class C	1,000.00	1,084.40	2.17%	11.21

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.99	1.17%	$5.86
Class A	1,000.00	1,017.75	1.42%	7.10
Class C	1,000.00	1,014.03	2.17%	10.84

Louisiana Tax-Free Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,068.20	0.75%	$3.85
Class A	1,000.00	1,067.60	1.00%	5.13
Class C	1,000.00	1,068.90	1.44%	7.39

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.08	0.75%	$3.76
Class A	1,000.00	1,019.84	1.00%	5.01
Class C	1,000.00	1,017.65	1.44%	7.20

Mississippi Tax-Exempt Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,060.90	0.75%	$3.83
Class A	1,000.00	1,059.50	1.00%	5.11
Class C	1,000.00	1,060.90	1.48%	7.56

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.08	0.75%	$3.76
Class A	1,000.00	1,019.84	1.00%	5.01
Class C	1,000.00	1,017.46	1.48%	7.40

Diversified Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,060.30	0.90%	$4.60
Class A	1,000.00	1,058.30	1.15%	5.87
Class C	1,000.00	1,055.20	1.90%	9.68

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.33	0.90%	$4.51
Class A	1,000.00	1,019.09	1.15%	5.76
Class C	1,000.00	1,015.37	1.90%	9.49

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedules of Investments

Government Money Market Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.0%.

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations — 57.0%
FFCB
0.100%, 11/24/14 (A)	$20,000	$20,000
FHLB
0.132%, 08/15/14 (A)	30,000	30,000
0.084%, 08/22/14 (A)	15,000	15,000
0.079%, 10/08/14 (B)	15,000	14,998
0.108%, 12/09/14 (A)	30,000	30,001
FHLMC (B)
0.100%, 10/06/14	5,495	5,494
0.084%, 11/26/14	4,633	4,632
0.140%, 06/09/15	30,000	29,963
FNMA (B)
0.062%, 10/06/14	1,700	1,700
0.040%, 10/14/14	15,000	14,999
0.118%, 04/01/15	10,000	9,992
1.235%, 04/15/15	5,000	4,996
Total U.S. Government Agency Obligations (Cost $181,775 (000))		181,775

Description	Face Amount (000)	Value (000)
Repurchase Agreements (C) — 43.0%
Bank of Montreal 0.080% dated 07/31/14, to be repurchased on 08/01/14, repurchase price $70,000,156 (collateralized by various Treasury Obligations, par values ranging from $41,000 to $7,316,000, 0.000% to 10.625%, 03/05/15 to 05/15/44, with total market value $71,400,078)	$70,000	$70,000
Deutsche Bank Securities 0.090%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $67,376,605 (collateralized by various FNMA Obligations, par values ranging from $8,445,000 to $25,000,000, 0.000% to 1.500%, 10/20/14 to 12/19/16, with total market value $68,723,973)	67,377	67,377
Total Repurchase Agreements (Cost $137,377 (000))		137,377
Total Investments — 100.0% (Cost $319,152 (000))		$319,152

Percentages are based on net assets of $319,171 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at July 31, 2014.
(B)	Discount Note — The rate reported is the effective yield at time of purchase.
(C)	Tri-party Repurchase Agreements.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2014 (Unaudited)

Core Bond Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.7%.

Description	Face Amount (000)	Value (000)
Corporate Bonds — 50.8%
Advertising — 0.2%
Visant
10.000%, 10/01/17	$500	$485
Total Advertising		485
Aerospace & Defense — 1.6%
Honeywell International
5.300%, 03/01/18	1,400	1,579
Rockwell Collins (A)
0.581%, 12/15/16	2,000	2,004
United Technologies
4.500%, 04/15/20	1,000	1,107
Total Aerospace & Defense		4,690
Banks — 5.8%
Bank of America MTN (A)
1.300%, 03/22/18	2,000	2,032
Branch Banking & Trust (A)
0.657%, 12/01/16	2,500	2,502
General Electric Capital MTN
0.832%, 01/08/16 (A)	1,000	1,007
0.493%, 08/07/18 (A)	5,000	4,980
JPMorgan Chase (A)
1.134%, 01/25/18	1,000	1,016
Toronto-Dominion Bank MTN (A)
0.691%, 09/09/16	5,000	5,027
Total Banks		16,564
Building & Construction — 0.6%
CRH America
8.125%, 07/15/18	1,300	1,584
Total Building & Construction		1,584
Chemicals — 2.5%
Cornerstone Chemical (B)
9.375%, 03/15/18	500	531

Description	Face Amount (000)	Value (000)
Chemicals (continued)
Dow Chemical
4.250%, 11/15/20	$1,000	$1,084
LyondellBasell Industries
5.000%, 04/15/19	5,000	5,581
Total Chemicals		7,196
Coatings/Paint — 0.2%
Sherwin-Williams
3.125%, 12/15/14	500	505
Total Coatings/Paint		505
Computer Software —1.3%
Jedat
3.50%, 05/15/25	3,663	3,832
Total Computer Software		3,832
Computers & Services — 0.3%
First Data (B)
8.250%, 01/15/21	350	374
Interface Security Systems (B)
9.250%, 01/15/18	500	513
Total Computers & Services		887
Electrical Utilities — 1.1%
Georgia Power (A)
0.624%, 08/15/16	2,000	2,000
Gulf Power
3.100%, 05/15/22	1,250	1,261
Total Electrical Utilities		3,261
Energy-Alternate Sources — 0.2%
Linc USA (B)
12.500%, 10/31/17	500	548
Total Energy-Alternate Sources		548
Entertainment — 3.8%
Boyd Gaming
9.000%, 07/01/20	500	535
DIRECTV Holdings
5.200%, 03/15/20	1,500	1,673
MTR Gaming Group
11.500%, 08/01/19	499	551
Viacom
5.625%, 09/15/19	1,500	1,714
4.500%, 03/01/21	5,000	5,421
3.875%, 12/15/21	1,000	1,041
Total Entertainment		10,935

Schedules of Investments

Core Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Financial Services — 16.9%
American Honda Finance (A)
0.732%, 10/07/16	$2,000	$2,015
American Honda Finance
3.500%, 03/16/15 (B)	500	509
1.500%, 09/11/17 (B)	2,000	2,004
BP Capital Markets
0.864%, 09/26/18 (A)	3,550	3,582
0.643%, 11/07/16 (A)	2,000	2,009
Daimler Finance North America (A)(B)
0.834%, 01/09/15	2,000	2,004
Ford Motor Credit
3.000%, 06/12/17	3,000	3,114
1.474%, 05/09/16 (A)	2,405	2,439
Goldman Sachs Group (A)
1.436%, 04/30/18	3,000	3,057
Goldman Sachs Group MTN
6.000%, 06/15/20	2,000	2,315
Innovation Ventures
9.500%, 08/15/19	500	482
John Deere Capital MTN
2.800%, 09/18/17	1,350	1,410
1.300%, 03/12/18	1,000	987
Morgan Stanley MTN
5.550%, 04/27/17	970	1,071
1.514%, 04/25/18 (A)	3,000	3,077
Rio Tinto Finance USA
3.500%, 11/02/20	3,000	3,124
Total Capital International (A)
0.793%, 08/10/18	3,108	3,140
Ventas Realty REIT
2.700%, 04/01/20	7,000	6,914
Wachovia (A)
0.501%, 06/15/17	5,000	4,993
Total Financial Services		48,246
Food, Beverage & Tobacco — 1.8%
Alliance One International
9.875%, 07/15/21	500	491
Coca-Cola
3.300%, 09/01/21	1,000	1,040
1.150%, 04/01/18	2,000	1,972
PepsiCo
3.100%, 01/15/15	250	253
SABMiller Holdings (A)(B)
0.915%, 08/01/18	1,000	1,005
SUPERVALU
6.750%, 06/01/21	500	507
Total Food, Beverage & Tobacco		5,268

Description	Face Amount (000)	Value (000)
Gas & Natural Gas — 2.1%
Enbridge Energy Partners
6.500%, 04/15/18	$5,125	$5,911
Total Gas & Natural Gas		5,911
Household Products — 0.2%
Armored Autogroup
9.250%, 11/01/18	500	520
Total Household Products		520
Industrials — 0.7%
CHC Helicopter
9.375%, 06/01/21	350	367
General Electric Capital MTN (A)
1.027%, 04/15/20	1,745	1,758
Total Industrials		2,125
Insurance — 2.2%
American International Group
4.875%, 06/01/22	4,500	4,982
MetLife Institutional Funding II (A)(B)
0.602%, 01/06/15	1,300	1,302
Total Insurance		6,284
Manufacturing — 0.2%
ConAgra Foods
1.900%, 01/25/18	500	500
Total Manufacturing		500
Materials — 0.3%
Hexion US Finance
6.625%, 04/15/20	350	364
Momentive Performance Materials
8.875%, 10/15/20	350	367
Total Materials		731
Medical Products & Services — 1.3%
21st Century Oncology
8.875%, 01/15/17	450	448
Covenant Surgical Partners (B)
8.750%, 08/01/19	250	249
Humana
7.200%, 06/15/18	1,425	1,684
Kinetic Concepts
12.500%, 11/01/19	350	391
Lantheus Medical Imaging
9.750%, 05/15/17	500	499
Tenet Healthcare
6.750%, 02/01/20	500	525
Total Medical Products & Services		3,796

Schedules of Investments	July 31, 2014 (Unaudited)

Core Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Metals & Mining — 1.9%
Freeport-McMoRan
3.550%, 03/01/22	$4,500	$4,438
2.375%, 03/15/18	1,000	1,009
Total Metals & Mining		5,447
Paper & Related Products — 0.1%
Verso Paper Holdings
11.750%, 01/15/19	350	374
Total Paper & Related Products		374
Petroleum & Fuel Products — 1.6%
Arch Coal (B)
8.000%, 01/15/19	500	482
Devon Energy (A)
0.771%, 12/15/16	2,000	2,009
EXCO Resources
7.500%, 09/15/18	350	342
Gastar Exploration
8.625%, 05/15/18	350	364
Lightstream Resources (B)
8.625%, 02/01/20	500	518
Midstates Petroleum
9.250%, 06/01/21	350	361
Nuverra Environmental Solutions
9.875%, 04/15/18	450	460
Total Petroleum & Fuel Products		4,536
Publishing — 0.2%
American Media
11.500%, 12/15/17	500	528
Total Publishing		528
Retail — 0.7%
Quiksilver (B)
7.875%, 08/01/18	500	460
Target
5.375%, 05/01/17	1,000	1,115
Yum! Brands
6.250%, 04/15/16	500	544
Total Retail		2,119
Semi-Conductors & Instruments — 0.1%
Advanced Micro Devices
7.750%, 08/01/20	350	360
Total Semi-Conductors & Instruments		360

Description	Face Amount (000)	Value (000)
Telephones & Telecommunication — 1.8%
AT&T
5.800%, 02/15/19	$2,800	$3,233
Avaya (B)
9.000%, 04/01/19	500	510
Cequel Communications Holdings I (B)
6.375%, 09/15/20	500	515
Frontier Communications
8.750%, 04/15/22	350	399
GTE
6.840%, 04/15/18	445	520
Total Telephones & Telecommunication		5,177
Transportation Services — 1.1%
CSX
3.700%, 10/30/20	2,000	2,114
PACCAR Financial MTN (A)
0.830%, 12/06/18	1,000	1,009
Total Transportation Services		3,123
Total Corporate Bonds (Cost $142,949 (000))		145,532
Municipal Bonds — 17.3%
Arkansas State, Development Finance Authority, RB
5.210%, 04/01/23	1,020	1,116
Birmingham Water Works Board, Ser A, RB
3.875%, 01/01/32	2,000	2,024
Borough of North Slope Alaska, GO
5.126%, 06/30/20	1,000	1,143
City & County of San Francisco, California, GO
4.600%, 06/15/20	1,000	1,104
City of Austin Texas, RB
5.086%, 11/15/25	500	567
City of Cape Coral, Florida, RB
6.369%, 10/01/24	1,500	1,624
City of Dallas, Texas, GO
4.660%, 02/15/24	1,000	1,087
4.589%, 02/15/21	1,000	1,123
4.489%, 02/15/20	500	560
4.389%, 02/15/19	500	559
City of Lafayette, Louisiana, Ser A, RB, AGM
7.230%, 03/01/34	1,000	1,130
City of New Orleans Louisiana, GO
2.123%, 09/01/17	2,190	2,200

Schedules of Investments

Core Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Municipal Bonds (continued)
City of New York, New York, Sub-Ser G-2, GO
3.500%, 03/01/16	$1,500	$1,566
Clark County School District Finance, RB
5.200%, 06/01/26	2,000	2,021
County of Cumberland North Carolina, RB
6.100%, 11/01/25	1,000	1,162
County of Guilford, North Carolina, GO
4.641%, 08/01/22	1,000	1,129
County of Pierce, Washington, GO
4.700%, 08/01/21	1,085	1,188
County of St. Louis, Missouri, RB
5.200%, 12/01/28	2,000	2,181
East Baton Rouge, Louisiana, Sewerage Commission, RB
3.543%, 02/01/16	1,000	1,032
Florida State Board of Education, Lottery Revenue, RB
5.541%, 07/01/21	1,000	1,125
5.391%, 07/01/20	400	450
Florida State Board of Education, Ser G, GO
4.650%, 06/01/20	1,500	1,631
JEA, Florida Bulk Power Supply System, RB
4.900%, 10/01/20	1,000	1,106
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby, GO
5.250%, 09/01/26	1,830	1,938
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, AGM
6.080%, 12/15/25	2,500	2,822
Macomb Interceptor Drain District, Michigan, GO
4.250%, 05/01/21	1,500	1,543
Metropolitan Transportation Authority, RB
4.546%, 11/15/17	1,000	1,086
Pennsylvania State, GO
4.450%, 02/15/20	1,500	1,644
Rollins College, RB, AGM
5.750%, 12/01/20	1,500	1,643
State of California, GO
5.250%, 08/01/38	1,000	1,108
State of Louisiana, Ser B, GO
2.000%, 05/15/20	6,000	5,965
State of Louisiana, Ser D, GO
2.269%, 07/15/20	1,000	1,006
State of Mississippi, GO
1.351%, 11/01/17	1,000	998

Description	Face Amount (000)	Value (000)
Municipal Bonds (continued)
State of Rhode Island, GO
4.663%, 04/01/21	$1,000	$1,095
Total Municipal Bonds (Cost $46,770 (000))		49,676
U.S. Government Mortgage-Backed Obligations — 12.8%
FHLMC
5.50%, 08/01/21	117	125
5.50%, 10/01/36	128	141
5.00%, 10/01/16	55	59
5.00%, 04/01/22	144	156
5.00%, 04/01/23	62	68
4.50%, 05/01/24	146	156
3.00%, 12/01/26	3,809	3,922
FNMA
6.50%, 01/01/32	50	57
6.00%, 08/01/35	283	320
6.00%, 05/01/36	111	125
6.00%, 07/01/36	35	39
5.50%, 06/01/25	294	327
5.50%, 10/01/34	84	94
5.50%, 01/01/36	81	90
5.50%, 02/01/36	101	111
5.50%, 04/01/36	73	81
5.00%, 10/01/18	64	67
5.00%, 12/01/18	64	68
5.00%, 11/01/21	110	117
5.00%, 05/01/38	294	324
4.50%, 07/01/18	98	104
4.50%, 07/01/24	439	468
4.00%, 04/01/31	1,603	1,710
4.00%, 09/01/31	2,775	2,959
3.50%, 09/01/25	1,220	1,287
3.50%, 06/01/26	1,915	2,020
3.50%, 12/01/31	2,856	2,967
3.50%, 02/01/32	3,786	3,934
3.50%, 12/01/41	2,960	3,019
3.00%, 10/01/21	444	461
2.50%, 04/25/31	3,216	3,186
2.00%, 06/25/30	3,993	4,017
2.00%, 08/25/36	1,626	1,597
GNMA
7.50%, 12/20/29	1	2
6.50%, 03/15/31	6	7
6.50%, 07/15/31	304	347
6.00%, 05/15/28	1	1
6.00%, 09/15/34	194	218
6.00%, 11/15/34	42	48
6.00%, 12/15/34	73	85
5.50%, 01/15/36	419	465

Schedules of Investments	July 31, 2014 (Unaudited)

Core Bond Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
U.S. Government Mortgage-Backed Obligations (continued)
5.50%, 04/15/36	$241	$269
5.00%, 09/15/17	47	50
5.00%, 12/15/17	53	56
5.00%, 10/15/18	8	8
5.00%, 11/15/18	6	6
5.00%, 01/15/19	144	154
5.00%, 03/15/33	13	14
5.00%, 04/15/33	6	6
5.00%, 06/15/33	31	33
5.00%, 04/15/38	354	388
4.50%, 02/15/20	191	202
Total U.S. Government Mortgage-Backed Obligations (Cost $35,582 (000))		36,535
Registered Investment Companies — 10.7%
Open-End Funds — 10.7%
BlackRock High Yield Portfolio, Institutional Class	1,409,437	11,698
Federated Ultrashort Bond Fund	2,072,690	19,027
Total Open-End Funds		30,725
Total Registered Investment Companies (Cost $30,685 (000))		30,725
U.S. Government Agency Obligations — 3.1%
FFCB
5.54%, 11/07/16	1,500	1,663
4.45%, 06/01/15	2,500	2,583
FHLB
5.00%, 12/09/16	1,000	1,096
2.75%, 03/13/15	1,750	1,778
FHLMC
5.25%, 04/18/16	1,000	1,081
FNMA
5.00%, 02/13/17	500	552
Total U.S. Government Agency Obligations (Cost $8,264 (000))		8,753
Commercial Paper (B) — 2.8%
Fortis Funding, 0.420%, 04/14/2015	8,000	7,979
Total Commercial Paper (Cost $7,976 (000))		7,979
Asset-Backed Security (A) — 1.0%
Ford Credit Floorplan Master Owner Trust
0.53%, 01/15/18	3,000	3,006
Total Asset-Backed Security (Cost $3,000 (000))		3,006

Description	Shares	Value (000)
Cash Equivalent (C) — 0.8%
Federated Prime Obligations Fund, Cl I, 0.0300%	2,313,144	$2,313
Total Cash Equivalent (Cost $2,313 (000))		2,313
Total Investments — 99.3% (Cost $277,539 (000))		$284,519

Percentages are based on net assets of $286,407 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at July 31, 2014.
(B)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2014, the value of these securities amounted to $19,503 (000s), representing 6.8% of the net assets.
(C)	The rate reported is the 7-day effective yield as of July 31, 2014.

AGM — Assured Guaranty Municipal

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Value Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.1)%.

Description	Shares	Value (000)
Common Stock — 97.8%
Aerospace & Defense — 4.2%
Alliant Techsystems	20,000	$2,599
Northrop Grumman	24,000	2,958
Raytheon	30,000	2,723
Total Aerospace & Defense		8,280
Automotive — 2.9%
AutoNation*	53,000	2,826
Johnson Controls	60,000	2,834
Total Automotive		5,660
Banks — 8.8%
BB&T	76,000	2,813
Fifth Third Bancorp	145,000	2,969
PNC Financial Services Group	35,000	2,890
Regions Financial	290,000	2,941
SunTrust Banks	75,000	2,854
Wells Fargo	58,000	2,952
Total Banks		17,419
Broadcasting, Newspapers & Advertising — 1.6%
Gannett	100,000	3,272
Total Broadcasting, Newspapers & Advertising		3,272
Cable/Media — 1.4%
CBS, Cl B	50,000	2,841
Total Cable/Media		2,841
Chemicals — 4.3%
Dow Chemical	58,000	2,962

Description	Shares	Value (000)
Chemicals (continued)
Eastman Chemical	35,000	$2,757
Olin	105,000	2,790
Total Chemicals		8,509
Commercial Services — 1.4%
Manpowergroup	35,000	2,726
Total Commercial Services		2,726
Computers & Services — 6.2%
Corning	150,000	2,947
Hewlett-Packard	93,000	3,312
Ingram Micro, Cl A*	108,000	3,100
Seagate Technology	52,000	3,047
Total Computers & Services		12,406
Containers & Packaging — 2.8%
Ball	48,000	2,940
Owens-Illinois*	87,000	2,714
Total Containers & Packaging		5,654
Drug Retail — 1.5%
CVS Caremark	38,000	2,902
Total Drug Retail		2,902
Educational Services — 1.4%
DeVry Education Group	70,000	2,798
Total Educational Services		2,798
Electrical Utilities — 4.3%
AES	200,000	2,922
Pinnacle West Capital	52,000	2,781
Public Service Enterprise	80,000	2,814
Total Electrical Utilities		8,517
Electronic Components & Equipment — 1.6%	55,000	3,187
Arrow Electronics*
Total Electronic Components & Equipment		3,187
Engineering Services — 1.6%
AECOM Technology*	95,000	3,226
Total Engineering Services		3,226
Entertainment — 1.7%
Walt Disney	40,000	3,435
Total Entertainment		3,435

Schedules of Investments	July 31, 2014 (Unaudited)

Value Fund (concluded)

Description	Shares	Value (000)
Financial Services — 4.5%
Ameriprise Financial	23,000	$2,751
Discover Financial Services	50,000	3,053
NASDAQ OMX Group	72,000	3,038
Total Financial Services		8,842
Food, Beverage & Tobacco — 1.6%
Molson Coors Brewing, Cl B	48,000	3,241
Total Food, Beverage & Tobacco		3,241
Insurance — 15.5%
ACE	25,000	2,502
Allstate	49,000	2,864
American Financial Group	49,000	2,744
Assurant	43,000	2,724
Everest Re Group	19,000	2,962
HCC Insurance Holdings	60,000	2,801
Lincoln National	51,000	2,672
Reinsurance Group of America, Cl A	38,000	3,050
RenaissanceRe Holdings	28,000	2,739
Torchmark	54,000	2,848
Unum Group	86,000	2,952
Total Insurance		30,858
Machinery — 2.9%
Caterpillar	27,000	2,720
Crane	43,000	2,950
Total Machinery		5,670
Managed Health Care — 3.0%
Aetna	40,000	3,101
UnitedHealth Group	35,000	2,837
Total Managed Health Care		5,938
Medical Products & Services — 1.9%
Universal Health Services, Cl B	35,000	3,731
Total Medical Products & Services		3,731
Metals & Mining — 1.3%
Reliance Steel & Aluminum	38,000	2,594
Total Metals & Mining		2,594
Petroleum & Fuel Products — 11.2%
Chevron	22,000	2,843
Denbury Resources	170,000	2,882
Devon Energy	40,000	3,020
Ensco, Cl A	45,000	2,279
Marathon Oil	81,000	3,139

Description	Shares	Value (000)
Petroleum & Fuel Products (continued)
National Oilwell Varco	33,000	$2,674
Occidental Petroleum	30,000	2,931
Tidewater	55,000	2,600
Total Petroleum & Fuel Products		22,368
Petroleum Refining — 1.3%
Marathon Petroleum	30,000	2,505
Total Petroleum Refining		2,505
Printing & Publishing — 1.7%
Xerox	255,000	3,381
Total Printing & Publishing		3,381
Retail — 2.7%
Foot Locker	70,000	3,327
GameStop, Cl A	50,000	2,099
Total Retail		5,426
Semi-Conductors & Instruments — 1.6%
Intel	95,000	3,220
Total Semi-Conductors & Instruments		3,220
Telephones & Telecommunication — 1.4%
AT&T	80,000	2,847
Total Telephones & Telecommunication		2,847
Waste Management Services — 1.5%
Archer-Daniels-Midland	65,000	3,016
Total Waste Management Services		3,016
Total Common Stock (Cost $152,456 (000))		194,469
Cash Equivalent (A) — 2.3%
Federated Prime Obligations Fund, Cl I, 0.030%	4,502,654	4,503
Total Cash Equivalent (Cost $4,503 (000))		4,503
Total Investments — 100.1% (Cost $156,959 (000))		$198,972

Percentages are based on net assets of $198,844 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Growth Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.1)%.

Description	Shares	Value (000)
Common Stock — 98.2%
Aerospace & Defense — 1.3%
Boeing	15,000	$1,807
Total Aerospace & Defense		1,807
Airlines — 1.5%
Southwest Airlines	78,000	2,206
Total Airlines		2,206
Automotive — 6.0%
AutoZone*	4,000	2,068
BorgWarner	38,000	2,365
Gentex	72,000	2,081
O’Reilly Automotive*	14,000	2,100
Total Automotive		8,614
Banks — 7.1%
Comerica	40,000	2,011
Huntington Bancshares	220,000	2,160
KeyCorp	145,000	1,963
Signature Bank NY*	16,000	1,830
US Bancorp	51,000	2,144
Total Banks		10,108
Broadcasting, Newspapers and Advertising — 1.4%
Scripps Networks Interactive, Cl A	25,000	2,060
Total Broadcasting, Newspapers and Advertising		2,060
Cable/Media — 4.6%
AMC Networks, Cl A*	30,000	1,796
Comcast, Cl A	42,000	2,257
DIRECTV*	29,000	2,495
Total Cable/Media		6,548

Description	Shares	Value (000)
Chemicals — 3.1%
LyondellBasell Industries, Cl A	23,000	$2,444
PPG Industries	10,000	1,983
Total Chemicals		4,427
Computer Software — 2.5%
Mentor Graphics	83,000	1,639
PTC*	55,000	1,978
Total Computer Software		3,617
Computers & Services — 4.6%
Apple	21,000	2,007
F5 Networks*	19,000	2,139
Western Digital	24,000	2,396
Total Computers & Services		6,542
Data Processing & Outsourced Services — 3.1%
Computer Sciences	34,000	2,121
Fiserv*	38,000	2,344
Total Data Processing & Outsourced Services		4,465
E-Commerce — 2.9%
Expedia	28,000	2,224
Priceline Group*	1,600	1,988
Total E-Commerce		4,212
Entertainment — 4.2%
Electronic Arts*	60,000	2,016
Live Nation Entertainment*	90,000	2,089
Viacom, Cl B	22,000	1,819
Total Entertainment		5,924
Financial Services — 5.8%
American Express	23,000	2,024
BlackRock, Cl A	7,000	2,133
Franklin Resources	36,000	1,949
Invesco	57,000	2,145
Total Financial Services		8,251
Food, Beverage & Tobacco — 3.2%
Constellation Brands, Cl A*	26,000	2,165
Lorillard	40,000	2,419
Total Food, Beverage & Tobacco		4,584
Hotels & Lodging — 1.6%
Wyndham Worldwide	30,000	2,267
Total Hotels & Lodging		2,267

Schedules of Investments	July 31, 2014 (Unaudited)

Growth Fund (concluded)

Description	Shares	Value (000)
Hotels, Resorts & Cruise Lines — 1.5%
Marriott International, Cl A	33,000	$2,136
Total Hotels, Resorts & Cruise Lines		2,136
Household Products — 4.3%
Jarden*	35,000	1,956
Snap-on	20,000	2,404
Tupperware Brands	24,000	1,747
Total Household Products		6,107
Industrials — 2.7%
Carlisle	25,000	2,001
Textron	52,000	1,891
Total Industrials		3,892
Information Technology — 2.9%
Oracle	50,000	2,020
VeriSign*	40,000	2,162
Total Information Technology		4,182
Insurance Brokers — 3.0%
Aon	25,000	2,109
Marsh & McLennan	43,000	2,183
Total Insurance Brokers		4,292
Machinery — 2.4%
Dover	21,000	1,801
Pentair	26,000	1,666
Total Machinery		3,467
Manufacturing — 1.4%
Rockwell Automation	18,000	2,010
Total Manufacturing		2,010
Medical Products & Services — 9.0%
Becton Dickinson and	18,000	2,092
Cigna	23,000	2,071
Gilead Sciences*	25,000	2,289
St. Jude Medical	31,000	2,021
Thermo Fisher Scientific	17,000	2,065
Zimmer Holdings	23,000	2,302
Total Medical Products & Services		12,840
Paper & Paper Products — 1.4%
Packaging Corp of America	31,000	2,051
Total Paper & Paper Products		2,051

Description	Shares	Value (000)
Petroleum & Fuel Products — 3.0%
Rosetta Resources*	43,000	$2,196
Schlumberger	19,000	2,059
Total Petroleum & Fuel Products		4,255
Pharmaceuticals — 2.9%
Actavis*	10,000	2,142
Mylan*	40,000	1,975
Total Pharmaceuticals		4,117
Printing & Publishing — 1.5%
Deluxe	39,000	2,145
Total Printing & Publishing		2,145
Retail — 4.5%
PetSmart	29,000	1,976
United Rentals*	23,000	2,436
VF	34,000	2,083
Total Retail		6,495
Semi-Conductors & Instruments — 4.8%
Lam Research	33,000	2,310
Skyworks Solutions	46,000	2,335
TE Connectivity	35,000	2,166
Total Semi-Conductors & Instruments		6,811
Total Common Stock (Cost $113,981 (000))		140,432
Cash Equivalent (A) — 1.9%
Federated Prime Obligations Fund, Cl I, 0.030%	2,642,991	2,643
Total Cash Equivalent (Cost $2,643 (000))		2,643
Total Investments — 100.1% (Cost $116,624 (000))		$143,075

Percentages are based on net assets of $142,978 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Burkenroad Small Cap Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.4)%.

Description	Shares	Value (000)
Common Stock — 98.1%
Advertising Agencies — 1.0%
Lamar Advertising, Cl A	160,000	$8,024
Total Advertising Agencies		8,024
Aerospace & Defense — 1.0%
HEICO	160,000	7,866
Total Aerospace & Defense		7,866
Airlines — 1.3%
Spirit Airlines*	165,000	10,794
Total Airlines		10,794
Automotive — 2.2%
Asbury Automotive Group*	140,000	9,454
CST Brands	250,000	8,358
Total Automotive		17,812
Banks — 9.2%
EverBank Financial	430,000	8,170
First Financial Bankshares	270,000	7,933
International Bancshares	340,000	8,619
Prosperity Bancshares	140,000	8,138
Renasant	290,000	8,236
Southside Bancshares	310,000	9,086
Synovus Financial	350,000	8,242
Trustmark	350,000	8,061
United Community Banks	520,000	8,606
Total Banks		75,091
Broadcasting, Newspapers and Advertising — 1.2%
Gray Television*	820,000	9,988
Total Broadcasting, Newspapers and Advertising		9,988

Description	Shares	Value (000)
Casinos & Gaming — 0.8%
Multimedia Games Holding*	290,000	$6,995
Total Casinos & Gaming		6,995
Chemicals — 0.9%
Axiall	180,000	7,709
Total Chemicals		7,709
Computer Software — 1.9%
Ebix	600,000	7,536
Manhattan Associates*	260,000	7,634
Total Computer Software		15,170
Computers & Services — 3.8%
Adtran	375,000	8,340
ARRIS Group*	350,000	11,959
Cardtronics*	280,000	10,797
Total Computers & Services		31,096
Electrical Utilities — 3.1%
Cleco	160,000	8,918
El Paso Electric	220,000	8,107
TECO Energy	470,000	8,206
Total Electrical Utilities		25,231
Electronic Components & Equipment — 2.1%
FARO Technologies*	180,000	9,113
Tech Data*	130,000	8,163
Total Electronic Components & Equipment		17,276
Engineering Services — 0.9%
Dycom Industries*	275,000	7,733
Total Engineering Services		7,733
Entertainment — 2.1%
Carmike Cinemas*	270,000	8,489
SeaWorld Entertainment	300,000	8,355
Total Entertainment		16,844
Financial Services — 1.1%
Cash America International	200,000	8,878
Total Financial Services		8,878
Food, Beverage & Tobacco — 4.3%
Cal-Maine Foods	140,000	9,968
Flowers Foods	410,000	7,827

Schedules of Investments	July 31, 2014 (Unaudited)

Burkenroad Small Cap Fund (continued)

Description	Shares	Value (000)
Food, Beverage & Tobacco (continued)
National Beverage*	450,000	$7,713
Sanderson Farms	100,000	9,109
Total Food, Beverage & Tobacco		34,617
Gas & Natural Gas — 1.0%
Atmos Energy	165,000	7,973
Total Gas & Natural Gas		7,973
Hotels & Lodging — 2.9%
Interval Leisure Group	400,000	8,472
La Quinta Holdings*	348,000	6,539
Marriott Vacations Worldwide*	150,000	8,632
Total Hotels & Lodging		23,643
Insurance — 7.1%
American National Insurance	80,000	8,720
Amerisafe	220,000	8,052
HCC Insurance Holdings	170,000	7,935
HCI Group	210,000	8,379
Infinity Property & Casualty	130,000	8,419
Primerica	180,000	8,294
Stewart Information Services	270,000	7,957
Total Insurance		57,756
Machinery — 1.8%
Alamo Group	150,000	7,130
Sun Hydraulics	215,000	7,843
Total Machinery		14,973
Medical Products & Services — 7.3%
Computer Programs & Systems	130,000	8,556
Cyberonics*	140,000	8,326
Greatbatch*	170,000	8,417
Hanger*	270,000	8,545
HealthSouth	230,000	8,816
MedAssets*	370,000	7,859
US Physical Therapy	250,000	8,735
Total Medical Products & Services		59,254
Metals & Mining — 0.9%
Encore Wire	170,000	7,130
Total Metals & Mining		7,130
Paper & Paper Products — 3.1%
Graphic Packaging Holding*	750,000	9,000
Neenah Paper	165,000	8,187
Schweitzer-Mauduit International	190,000	7,758
Total Paper & Paper Products		24,945

Description	Shares	Value (000)
Petroleum & Fuel Products — 16.6%
Basic Energy Services*	450,000	$10,795
Clayton Williams Energy*	70,000	7,449
Comstock Resources	262,000	6,199
Contango Oil & Gas*	200,000	8,046
Diamondback Energy*	120,000	9,868
Exterran Holdings	210,000	8,872
Forum Energy Technologies*	240,000	7,990
Matador Resources*	360,000	9,734
Newpark Resources *	720,000	8,806
Parker Drilling*	1,250,000	7,725
Pioneer Energy Services*	600,000	8,826
RPC	400,000	9,000
SEACOR Holdings*	100,000	7,596
Stone Energy*	220,000	8,371
Tesco	450,000	8,784
Ultra Petroleum*	300,000	6,876
Total Petroleum & Fuel Products		134,937
Petroleum Refining — 1.1%
Western Refining	220,000	9,011
Total Petroleum Refining		9,011
Real Estate Investment Trusts — 1.0%
EastGroup Properties	130,000	8,107
Total Real Estate Investment Trusts		8,107
Retail — 7.8%
Bloomin’ Brands*	390,000	7,640
Brinker International	180,000	8,071
H&E Equipment Services	240,000	8,683
Hibbett Sports*	150,000	7,486
Pool	150,000	8,214
Popeyes Louisiana Kitchen*	200,000	8,060
Ruth’s Hospitality Group	690,000	7,832
Watsco	80,000	7,166
Total Retail		63,152
Semi-Conductors & Instruments — 4.1%
Benchmark Electronics*	350,000	8,453
Cirrus Logic*	380,000	8,523
Diodes*	300,000	7,650
Freescale Semiconductor*	445,000	8,909
Total Semi-Conductors & Instruments		33,535
Telecommunication Services — 1.0%
Premiere Global Services*	630,000	8,253
Total Telecommunication Services		8,253

Schedules of Investments

Burkenroad Small Cap Fund (concluded)

Description	Shares	Value (000)
Transportation Services — 3.6%
Ryder System	95,000	$8,182
Saia*	210,000	9,587
Trinity Industries	260,000	11,346
Total Transportation Services		29,115
Waste Management Services — 1.0%
Darling Ingredients*	415,000	7,769
Total Waste Management Services		7,769
Web Hosting/Design — 0.9%
Web.com Group*	290,000	7,699
Total Web Hosting/Design		7,699
Total Common Stock (Cost $673,077 (000))		798,376
Cash Equivalents (A) — 2.3%
Federated Prime Obligations Fund, Cl I, 0.030%	17,819,848	17,820
SEI Daily Income Prime Obligation Fund, Cl A, 0.030%	343,696	344
Total Cash Equivalents (Cost $18,164 (000))		18,164
Total Investments — 100.4% (Cost $691,241(000))		$816,540

Percentages are based on net assets of $813,678 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2014 (Unaudited)

U.S. Small Cap Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of (6.9)%.

Description	Shares	Value (000)
Common Stock — 96.7%
Automotive — 3.5%
Dana Holding	5,695	$127
Gentex	4,490	130
Total Automotive		257
Banks — 7.2%
BancFirst	2,150	131
City Holding	3,110	130
Signature Bank NY*	1,120	128
Susquehanna Bancshares	12,750	130
Total Banks		519
Casinos & Gaming — 1.8%
Boyd Gaming*	11,705	129
Total Casinos & Gaming		129
Chemicals — 1.8%
Olin	4,850	129
Total Chemicals		129
Computers & Services — 7.0%
ARRIS Group*	3,805	130
Global Payments	1,815	126
Synaptics*	1,720	124
Ubiquiti Networks*	3,305	126
Total Computers & Services		506
Consumer Products — 1.8%
Deckers Outdoor*	1,500	133
Total Consumer Products		133

Description	Shares	Value (000)
Data Processing & Outsourced Services — 3.1%
Exponent	1,770	$126
On Assignment*	3,700	100
Total Data Processing & Outsourced Services		226
Drugs — 1.8%
Prestige Brands Holdings*	4,190	129
Total Drugs		129
Educational Services — 1.8%
ITT Educational Services*	8,940	127
Total Educational Services		127
Electrical Components & Equipment — 1.8%
Littelfuse	1,455	127
Total Electrical Components & Equipment		127
Electrical Utilities — 3.5%
Cleco	2,175	122
UNS Energy	2,155	130
Total Electrical Utilities		252
Financial Services — 5.2%
Encore Capital Group*	3,035	129
Legg Mason	2,575	122
Portfolio Recovery Associates*	2,175	128
Total Financial Services		379
Forest Products — 1.8%
Louisiana-Pacific*	9,565	129
Total Forest Products		129
Gas & Natural Gas — 1.8%
UGI	2,620	127
Total Gas & Natural Gas		127
Insurance — 12.4%
American Equity Investment Life Holding	5,620	124
Amerisafe	3,585	131
AmTrust Financial Services	3,025	129
CNO Financial Group	7,790	126
Hanover Insurance Group	2,160	125
Primerica	2,760	127
Reinsurance Group of America, Cl A	1,590	128
Total Insurance		890
Machinery — 3.6%
Alamo Group	2,705	129
Woodward	2,605	130
Total Machinery		259

Schedules of Investments

U.S. Small Cap Fund (concluded)

Description	Shares	Value (000)
Manufacturing — 1.8%
EnerSys	2,025	$128
Total Manufacturing		128
Medical Products & Services — 3.4%
Repligen*	5,860	123
United Therapeutics*	1,340	122
Total Medical Products & Services		245
Metal Fabricating — 1.7%
Worthington Industries	3,240	124
Total Metal Fabricating		124
Office Furniture & Fixtures — 3.5%
Anixter International	1,470	127
United Stationers	3,320	128
Total Office Furniture & Fixtures		255
Petroleum & Fuel Products — 6.9%
Carrizo Oil & Gas*	2,000	123
Kodiak Oil & Gas*	8,360	130
Patterson-UTI Energy	3,520	121
Stone Energy*	3,295	125
Total Petroleum & Fuel Products		499
Petroleum Refining — 1.8%
Green Plains	3,400	128
Total Petroleum Refining		128
Printing & Publishing — 1.8%
Deluxe	2,345	129
Total Printing & Publishing		129
Retail — 7.1%
Brown Shoe	4,595	130
Outerwall*	2,460	135
Papa John’s International	3,000	125
Smith & Wesson Holding*	9,745	120
Total Retail		510
Semi-Conductors & Instruments — 3.4%
Ambarella*	4,550	130
FEI	1,515	116
Total Semi-Conductors & Instruments		246
Telephones & Telecommunication — 1.8%
IDT, Cl B	8,085	126
Total Telephones & Telecommunication		126

Description	Shares	Value (000)
Waste Management Services — 1.8%
Darling Ingredients*	6,900	$129
Total Waste Management Services		129
Web Hosting/Design — 1.8%
Web.com Group*	4,835	128
Total Web Hosting/Design		128
Total Common Stock (Cost $7,322 (000))		6,965
Cash Equivalent (A) — 10.2%
Federated Prime Obligations Fund, Cl I, 0.030%	732,033	732
Total Cash Equivalent (Cost $732 (000))		732
Total Investments — 106.9% (Cost $8,054 (000))		$7,697

Percentages are based on net assets of $7,200 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2014 (Unaudited)

Quantitative Long/Short Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of (9.2)% and securities sold short of (8.3)%.

Description	Shares	Value (000)
Common Stock — 75.7%
Aerospace & Defense — 2.1%
General Dynamics (1)	4,660	$544
Huntington Ingalls Industries	4,460	406
Northrop Grumman (1)	4,960	611
Total Aerospace & Defense		1,561
Airlines — 1.2%
Southwest Airlines (1)	33,480	947
Total Airlines		947
Banks — 3.9%
East West Bancorp (1)	16,300	555
M&T Bank (1)	4,100	498
Pinnacle Financial Partners	12,500	463
PNC Financial Services Group (1)	5,100	421
Wells Fargo (1)	10,000	509
Wintrust Financial (1)	11,100	514
Total Banks		2,960

Description	Shares	Value (000)
Cable/Media — 2.2%
Cablevision Systems, Cl A (1)	27,000	$519
Comcast, Cl A	9,900	532
Time Warner Cable (1)	4,350	631
Total Cable/Media		1,682
Chemicals — 1.4%
Calgon Carbon*	23,800	505
Sigma-Aldrich	5,600	562
Total Chemicals		1,067
Commercial Services — 0.7%
Waste Connections	11,800	558
Total Commercial Services		558
Computers & Services — 10.0%
Apple	5,810	555
Broadridge Financial Solutions	13,000	525
Cisco Systems	18,560	468
DST Systems	6,000	540
Fidelity National Information Services (1)	10,910	615
Hewlett-Packard (1)	19,700	702
Ingram Micro, Cl A* (1)	21,540	618
Jack Henry & Associates (1)	9,880	577
Microsoft	11,400	492
QUALCOMM	5,900	435
Riverbed Technology*	23,670	424
SYKES Enterprises*	19,000	393
TeleTech Holdings*	19,500	537
Zebra Technologies, Cl A*	9,100	729
Total Computers & Services		7,610
Containers & Packaging — 0.8%
Ball (1)	9,320	571
Total Containers & Packaging		571
Diversified Support Services — 0.7%
Cintas	8,400	526
Total Diversified Support Services		526
Drug Retail — 0.7%
CVS Caremark	7,090	542
Total Drug Retail		542
Electrical Utilities — 2.8%
American Electric Power	10,500	546
CenterPoint Energy	23,000	559

Schedules of Investments

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Electrical Utilities (continued)
Entergy	7,160	$522
Vectren	13,700	522
Total Electrical Utilities		2,149
Entertainment — 0.7%
John Wiley & Sons, Cl A	8,600	517
Total Entertainment		517
Entertainment & Gaming — 0.7%
Take-Two Interactive Software*	24,000	537
Total Entertainment & Gaming		537
Financial Services — 0.4%
American Express	3,200	282
Total Financial Services		282
Food, Beverage & Tobacco — 3.0%
Cal-Maine Foods (1)	7,400	527
Kroger	12,260	600
Sanderson Farms (1)	5,960	543
Tyson Foods, Cl A (1)	16,100	599
Total Food, Beverage & Tobacco		2,269
Gas & Natural Gas — 2.0%
National Fuel Gas	7,600	524
Northwest Natural Gas	12,400	536
UGI (1)	9,490	460
Total Gas & Natural Gas		1,520
Health Care Facilities — 0.9%
LifePoint Hospitals*(1)	9,250	663
Total Health Care Facilities		663
Hotels & Lodging — 0.3%
Marcus	15,000	265
Total Hotels & Lodging		265
Household Products — 0.7%
Energizer Holdings	4,700	539
Total Household Products		539
Information Technology — 1.2%
Oracle (1)	11,160	451
Rovi*	19,660	459
Total Information Technology		910
Insurance — 4.8%
Alleghany*	1,300	538
Assurant	7,300	462

Description	Shares	Value (000)
Insurance (continued)
Everest Re Group	3,830	$597
Reinsurance Group of America, Cl A (1)	6,000	482
RenaissanceRe Holdings	4,900	479
Travelers (1)	5,870	526
WR Berkley	12,500	558
Total Insurance		3,642
Leasing & Renting — 0.5%
Aaron’s (1)	15,800	417
Total Leasing & Renting		417
Machinery — 1.1%
Caterpillar (1)	4,330	436
Hillenbrand	14,500	436
Total Machinery		872
Managed Health Care — 1.8%
Aetna (1)	3,597	279
Humana	4,450	524
UnitedHealth Group	7,100	575
Total Managed Health Care		1,378
Medical Products & Services — 10.6%
Becton Dickinson and (1)	4,900	569
Charles River Laboratories International*	10,600	574
Cigna (1)	6,370	573
Cooper	3,200	515
CR Bard (1)	3,980	594
DaVita HealthCare Partners*	7,980	562
Kindred Healthcare	24,300	581
Medtronic (1)	9,600	593
St. Jude Medical (1)	9,230	602
Stryker (1)	5,400	431
Teleflex	5,400	582
Universal Health Services, Cl B	5,800	618
VCA Antech*	16,200	604
WellPoint (1)	6,290	691
Total Medical Products & Services		8,089
Paper & Paper Products — 1.5%
Bemis	12,600	492
Packaging Corp of America	10,100	668
Total Paper & Paper Products		1,160
Petroleum & Fuel Products — 4.3%
Apache (1)	5,800	595
Chesapeake Energy	18,600	491
Marathon Oil	14,500	562
National Oilwell Varco (1)	7,000	567

Schedules of Investments	July 31, 2014 (Unaudited)

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Petroleum & Fuel Products (continued)
Occidental Petroleum (1)	5,580	$545
Seventy Seven Energy*	1,271	29
Unit*	7,200	456
Total Petroleum & Fuel Products		3,245
Petroleum Refining — 1.6%
ConocoPhillips (1)	7,590	626
HollyFrontier	13,000	611
Total Petroleum Refining		1,237
Pharmaceuticals — 1.7%
Johnson & Johnson (1)	5,500	551
Merck	3,400	193
Pfizer (1)	19,130	549
Total Pharmaceuticals		1,293
Retail — 3.9%
DineEquity	4,300	348
Foot Locker (1)	13,150	625
Hasbro (1)	9,680	484
Macy’s	7,900	457
Ruby Tuesday*(1)	67,300	404
Skechers U.S.A., Cl A*(1)	12,900	673
Total Retail		2,991
Semi-Conductors & Instruments — 2.1%
Broadcom, Cl A (1)	13,890	531
Intel (1)	18,900	641
NVIDIA	25,000	437
Total Semi-Conductors & Instruments		1,609
Telephones & Telecommunication — 3.3%
CenturyLink	13,800	541
Frontier Communications	100,600	659
Harris	9,500	649
Windstream Holdings	54,000	619
Total Telephones & Telecommunication		2,468
Transportation Services — 1.3%
United Parcel Service, Cl B	5,000	485
Werner Enterprises	19,600	482
Total Transportation Services		967
Waste Management Services — 0.8%
Archer-Daniels-Midland (1)	13,000	603
Total Waste Management Services		603
Total Common Stock (Cost $51,262 (000))		57,646

Description	Shares	Value (000)
Cash Equivalents (A) — 33.5%
AIM Short-Term Investment Money Market, 0.030%	8,455,494	$8,456
Federated Prime Obligations Fund, Cl I, 0.030%	8,513,050	8,513
SEI Daily Income Prime Obligation Fund, Cl A, 0.030%	8,495,126	8,495
Total Cash Equivalents (Cost $25,464 (000))		25,464
Total Investments — 109.2% (Cost $76,726 (000))		$83,110
Securities Sold Short — (8.3)%
Common Stock — (8.3)%
Aerospace & Defense — (0.3)%
Cubic	(2,800)	(123)
Triumph Group	(1,810)	(115)
Total Aerospace & Defense		(238)
Apparel & Textiles — (0.1)%
Oxford Industries	(1,830)	(109)
Total Apparel & Textiles		(109)
Automotive — (0.1)%
Thor Industries	(2,180)	(115)
Total Automotive		(115)
Banks — (0.3)%
BBCN Bancorp	(7,640)	(115)
Sterling Bancorp	(10,390)	(124)
Total Banks		(239)
Building & Construction — (0.6)%
Fortune Brands Home & Security	(3,130)	(118)
Meritage Homes*	(2,960)	(113)
Ryland Group	(3,170)	(102)
Standard Pacific*	(14,520)	(110)
Total Building & Construction		(443)
Chemicals — (0.1)%
FMC	(1,760)	(115)
Total Chemicals		(115)
Computer Software — (0.4)%
Concur Technologies*	(1,340)	(124)
Interactive Intelligence Group*	(2,230)	(101)
Tangoe*	(8,310)	(115)
Total Computer Software		(340)
Computers & Services — (0.2)%
ViaSat*	(2,160)	(126)
Total Computers & Services		(126)

Schedules of Investments

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
E-Commerce — (0.2)%
Amazon.com*	(385)	$(120)
Total E-Commerce		(120)
Electronic Components & Equipment — (0.2)%
Badger Meter	(2,370)	(118)
Total Electronic Components & Equipment		(118)
Engineering Services — (0.2)%
Orion Marine Group*	(11,510)	(124)
Total Engineering Services		(124)
Entertainment — (0.3)%
DreamWorks Animation SKG, Cl A*	(5,360)	(107)
Life Time Fitness*	(2,540)	(100)
Total Entertainment		(207)
Financial Services — (0.5)%
CME Group, Cl A	(1,760)	(130)
Greenhill	(2,540)	(116)
IntercontinentalExchange Group	(660)	(127)
Total Financial Services		(373)
Food, Beverage & Tobacco — (0.3)%
Philip Morris International	(1,480)	(121)
United Natural Foods*	(1,890)	(111)
Total Food, Beverage & Tobacco		(232)
Forestry — (0.2)%
Deltic Timber	(2,070)	(126)
Total Forestry		(126)
Industrials — (0.2)%
Nucor	(2,520)	(127)
Total Industrials		(127)
Information Technology — (0.1)%
Dealertrack Technologies*	(2,760)	(104)
Total Information Technology		(104)
Machinery — (0.1)%
Donaldson	(2,950)	(114)
Total Machinery		(114)
Manufacturing — (0.2)%
Diamond Foods*	(4,380)	(118)
Total Manufacturing		(118)

Description	Shares	Value (000)
Medical Products & Services — (0.5)%
Cross Country Healthcare*	(19,160)	$(138)
Cynosure, Cl A*	(5,860)	(133)
IPC The Hospitalist*	(2,820)	(139)
Total Medical Products & Services		(410)
Office Furniture & Fixtures — (0.1)%
Interface, Cl A	(6,620)	(105)
Total Office Furniture & Fixtures		(105)
Petroleum & Fuel Products — (0.6)%
Approach Resources*	(5,480)	(115)
Atwood Oceanics*	(2,380)	(115)
Geospace Technologies*	(2,270)	(91)
Gulfport Energy*	(1,960)	(105)
Total Petroleum & Fuel Products		(426)
Real Estate Investment Trusts — (0.5)%
Crown Castle International	(1,680)	(125)
Government Properties Income Trust	(4,900)	(114)
Kite Realty Group Trust	(20,360)	(124)
Total Real Estate Investment Trusts		(363)
Research & Development — (0.2)%
Jacobs Engineering Group*	(2,350)	(119)
Total Research & Development		(119)
Retail — (1.2)%
Aceto	(6,900)	(116)
Aeropostale*	(35,680)	(118)
Bob Evans Farms	(2,500)	(119)
Cabela’s*	(2,010)	(117)
Callaway Golf	(14,550)	(111)
Darden Restaurants	(2,700)	(126)
Francesca’s Holdings*	(8,410)	(108)
PVH	(1,060)	(117)
Total Retail		(932)
Semi-Conductors & Instruments — (0.4)%
Advanced Energy Industries*	(6,470)	(109)
Rubicon Technology*	(14,250)	(107)
Veeco Instruments*	(3,360)	(117)
Total Semi-Conductors & Instruments		(333)

Schedules of Investments	July 31, 2014 (Unaudited)

Quantitative Long/Short Fund (concluded)

Description	Shares	Value (000)
Transportation Services — (0.2)%
JB Hunt Transport Services	(1,690)	$(131)
Total Transportation Services		(131)
Total Common Stock (Proceeds $(6,668))		(6,307)
Total Securities Sold Short — (8.3)% (Proceeds $(6,668))		$(6,307)

Percentages are based on Net Assets of $76,084.

*	Non-income producing security.
(1)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Diversified International Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.1%.

Description	Shares	Value (000)
Common Stock — 96.7%
Australia — 1.8%
BHP Billiton ADR	134,003	$9,526
Total Australia		9,526
Austria — 4.4%
Conwert Immobilien Invest (A)	379,906	4,656
Erste Group Bank (A)	256,361	6,578
Schoeller-Bleckmann Oilfield Equipment (A)	106,070	12,605
Total Austria		23,839
Bermuda — 2.5%
Everest Re Group	85,652	13,354
Total Bermuda		13,354
Brazil — 2.5%
Banco Bradesco ADR	413,711	6,322
Banco do Brasil	594,000	7,264
Total Brazil		13,586
Canada — 0.9%
Rogers Communications, Cl B	118,807	4,638
Total Canada		4,638
China — 9.0%
Anhui Conch Cement, Cl H (A)	2,203,500	8,244
China Oilfield Services, Cl H (A)	4,807,200	11,967
China Shipping Container Lines, Cl H*(A)	17,075,000	4,932
Industrial & Commercial Bank of China, Cl H (A)	8,565,000	5,841

Description	Shares	Value (000)
China (continued)
Mindray Medical International ADR	262,038	$7,874
Weichai Power, Cl H (A)	2,188,400	9,537
Total China		48,395
Colombia — 1.4%
Bancolombia ADR	120,188	7,501
Total Colombia		7,501
Czech Republic — 1.0%
Komercni Banka (A)	24,867	5,389
Total Czech Republic		5,389
France — 2.7%
Societe Generale (A)	151,907	7,620
Sodexo (A)	72,804	7,230
Total France		14,850
Hong Kong — 1.7%
Orient Overseas International (A)	1,728,200	9,195
Total Hong Kong		9,195
India — 4.7%
ICICI Bank ADR	503,088	25,164
Total India		25,164
Indonesia — 0.9%
Indofood Sukses Makmur (A)	8,157,500	4,910
Total Indonesia		4,910
Ireland — 7.9%
ICON*	317,740	16,459
Shire (A)	314,716	25,904
Total Ireland		42,363
Japan — 8.3%
Denso (A)	339,800	15,678
Hitachi (A)	1,216,000	9,428
Nippon Steel & Sumitomo Metal (A)	2,722,000	8,222
Secom (A)	189,300	11,518
Total Japan		44,846
Netherlands — 4.6%
Core Laboratories	119,843	17,548
Royal Dutch Shell, Cl A (A)	179,108	7,360
Total Netherlands		24,908

Schedules of Investments	July 31, 2014 (Unaudited)

Diversified International Fund (concluded)

Description	Shares	Value (000)
Norway — 6.3%
DNB (A)	833,030	$14,735
Norsk Hydro (A)	1,442,786	8,538
StatoilHydro ADR	381,992	10,864
Total Norway		34,137
Panama — 1.8%
Carnival	276,530	10,016
Total Panama		10,016
Singapore — 0.8%
United Industrial	1,534,900	4,182
Total Singapore		4,182
South Korea — 4.8%
Hyundai Mobis (A)	34,841	10,408
POSCO (A)	25,461	8,274
Samsung Electronics (A)	5,402	6,991
Total South Korea		25,673
Spain — 2.6%
Amadeus IT Holding, Cl A (A)	349,942	13,760
Total Spain		13,760
Sweden — 1.9%
Getinge, Cl B (A)	429,639	10,497
Total Sweden		10,497
Switzerland — 7.9%
Credit Suisse Group ADR	247,947	6,719
Novartis ADR	144,281	12,544
Roche Holding (A)	50,313	14,592
Transocean	217,527	8,775
Total Switzerland		42,630
Taiwan — 2.4%
Advanced Semiconductor Engineering (A)	10,709,000	12,718
Total Taiwan		12,718
Turkey — 3.0%
Akbank (A)	2,186,527	8,662
Turkiye Garanti Bankasi (A)	1,838,800	7,564
Total Turkey		16,226
United Kingdom — 10.9%
ARM Holdings ADR	454,340	19,428
Diageo (A)	421,350	12,654

Description	Shares	Value (000)
United Kingdom (continued)
HSBC Holdings (A)	593,952	$6,368
Rio Tinto ADR	193,407	11,080
Subsea 7 (A)	544,619	9,075
Total United Kingdom		58,605
Total Common Stock (Cost $428,598 (000))		520,908
Cash Equivalents (B) — 2.5%
Dreyfus Government Cash Management, 0.000%	9,991,001	9,991
Federated Prime Obligations Fund, Cl I, 0.300%	3,430,438	3,430
Total Cash Equivalents (Cost $13,421 (000))		13,421
Registered Investment Companies — 0.8%
Exchange Traded Fund — 0.8%
iShares MSCI United Kingdom Index Fund	219,745	4,478
Total Exchange Traded Fund		4,478
Total Registered Investment Companies (Cost $3,884 (000))		4,478
Total Investments — 100.0% (Cost $445,903 (000))		$538,807

Percentages are based on net assets of $538,766 (000).

*	Non-Income producing security.
(A)	Represents securities trading outside the United States, the values of which were adjusted as a result of foreign market price movements. The total market value of such securities as of July 31, 2014 was $317,779 (000) and represented 59.0% of net assets
(B)	Rate shown is the 7-day effective yield as of July 31, 2014.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Louisiana Tax-Free Income Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of 1.2%.

Description	Face Amount (000)	Value (000)
Municipal Bonds — 95.7%
Alabama — 2.8%
Birmingham Water Works Board, Ser A, RB Callable 01/01/22 @ 100
3.875%, 01/01/32	$335	$339
Total Alabama		339
Louisiana — 92.3%
Ascension Parish School Board, GO Callable 03/01/22 @ 100
3.750%, 03/01/30	600	610
Central Community School System, GO Callable 03/01/24 @ 100
4.000%, 03/01/30	150	155
Callable 03/01/24 @ 100
4.000%, 03/01/31	250	257
City of Baton Rouge, Ser A-2, RB, AGM Callable 08/01/18 @ 100
4.250%, 08/01/32	100	104
Desoto Parish School Board, RB Callable 05/01/22 @ 100
3.500%, 05/01/32	370	363
Callable 05/01/22 @ 100
3.375%, 05/01/29	255	256
Greater New Orleans Expressway Commission, RB, AGM Callable 11/01/23 @ 100
4.000%, 11/01/32	200	204
Iberia Parishwide School District, GO Callable 03/01/24 @ 100
3.750%, 03/01/33	525	533
Lafayette, Consolidated Government, RB Callable 11/01/20 @ 100
4.750%, 11/01/35	200	213

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Lafayette, Parish Law Enforcement District, GO Callable 03/01/22 @ 100
3.250%, 03/01/32	$280	$274
Livingston Parish School District No. 22, GO, AGM Callable 03/01/22 @ 100
4.400%, 03/01/31	300	312
Livingston Parish Sewer District No. 2, RB, AGC Callable 08/22/14 @ 102
5.200%, 03/01/44	105	107
Livingston Parish Sewer District No. 2, RB, AGM Callable 03/01/22 @ 100
3.600%, 03/01/42	200	175
Louisiana Stadium & Exposition District, Ser A, RB Callable 07/01/23 @ 100
3.625%, 07/01/36	400	362
Louisiana State, Gas & Fuels Tax Project, Ser B, RB Callable 05/01/20 @ 100
5.000%, 05/01/37	165	183
Louisiana State, University & Agricultural & Mechanical College, Auxiliary, Ser A, RB Callable 07/01/20 @ 100
5.000%, 07/01/35	100	107
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
3.600%, 10/01/29	350	345
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB Callable 12/01/21 @ 100
4.125%, 12/01/32	750	776
Louisiana, Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidation Project, RB, AMBAC Callable 06/01/17 @ 100
4.500%, 12/01/47	150	151
Louisiana, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish Project, Ser A, RB Callable 04/01/19 @ 100
5.375%, 04/01/31	100	108
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM Callable 09/01/21 @ 100
4.625%, 09/01/41	300	308

Schedules of Investments	July 31, 2014 (Unaudited)

Louisiana Tax-Free Income Fund (continued)

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM Callable 10/01/20 @ 100
5.000%, 10/01/41	$325	$337
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB, AGM Callable 09/01/22 @ 100
4.000%, 09/01/37	500	494
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM Callable 10/01/20 @ 100
5.000%, 10/01/40	610	650
Louisiana, Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Ser B, RB Callable 10/01/15 @ 100
6.000%, 10/01/40	125	129
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM Callable 07/01/21 @ 100
4.900%, 07/01/41	175	185
Louisiana, Public Facilities Authority, Archdioces of New Orleans, RB Callable 07/01/17 @ 100
4.500%, 07/01/37	400	378
Louisiana, Public Facilities Authority, Franciscan Missionaries Project, RB Callable 07/01/19 @ 100
6.750%, 07/01/39	200	227
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL-RE Callable 06/01/17 @ 100
5.500%, 06/01/41	25	27
Louisiana, Public Facilities Authority, University of New Orleans Research & Technology Project, RB, NATL-RE Callable 09/01/16 @ 100
5.250%, 03/01/37	100	106
Parish of Ascension Louisiana, RB, AGM Callable 04/01/18 @ 100
3.250%, 04/01/35	565	523

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Plaquemines Parish, Ser A, RB Callable 03/01/20 @ 101
4.550%, 03/ 01/28	$115	$122
Rapides Parish School District No. 52 Pineville, GO Callable 04/01/22 @ 100
3.250%, 04/01/31	200	182
St. Charles Parish School District No. 1, GO Callable 03/01/22 @ 100
3.000%, 03/01/30	300	278
St. Martin Parish, School District Project, GO, AGM Callable 03/01/21 @ 100
5.000%, 03/01/31	100	110
St. Tammany Parish Hospital Service District No. 2, GO Callable 03/01/22 @ 100
3.125%, 03/01/32	260	251
St. Tammany Parish Road District No. 14, GO Callable 04/01/24 @ 100
3.750%, 04/01/34	275	278
Tangipahoa Parish, Water District Project, RB, AMBAC Callable 04/01/17 @ 100
4.375%, 04/01/47	350	353
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB Callable 04/01/20 @ 100 5.000%, 04/01/28	150	159
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM Callable 04/01/21 @ 100
5.250%, 04/01/36	100	109
Town of Livingston Louisiana, RB Callable 08/01/21 @ 100
5.300%, 08/01/41	250	266
Zachary Community School District No. 1, GO Callable 03/01/22 @ 100
3.500%, 03/01/32	200	200
Total Louisiana		11,267
Virgin Islands — 0.6%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB Callable 10/01/19 @ 100
5.000%, 10/01/39	70	72
Total Virgin Islands		72
Total Municipal Bonds (Cost $11,465 (000))		11,678

Schedules of Investments

Louisiana Tax-Free Income Fund (concluded)

Description	Shares	Value (000)
Cash Equivalent (A) — 3.1%
SEI Tax Exempt Trust — Institutional Tax Free Portfolio, Cl A, 0.020%	387,183	$387
Total Cash Equivalent (Cost $387 (000))		387
Total Investments — 98.8% (Cost $11,852 (000))		$12,065

Percentages are based on net assets of $12,206 (000).

(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2014 (Unaudited)

Mississippi Tax-Free Income Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of 1.1%.

Description	Face Amount (000)	Value (000)
Municipal Bonds — 98.3%
District of Columbia — 0.5%
Washington Convention & Sports Authority, Ser A, RB, AMBAC Callable 10/01/16 @ 100
4.500%, 10/01/30	$110	$113
Total District of Columbia		113
Mississippi — 95.4%
Canton Public School District, COP Callable 09/01/20 @ 100
4.750%, 09/01/30	855	901
Clinton Public School District, GO Callable 10/01/21 @ 100
2.750%, 10/01/28	200	207
Gulfport Mississippi, Memorial Hospital at Gulfport Project, Ser A, RB Callable 09/02/14 @ 100
5.750%, 07/01/31	400	401
Jackson, State University Educational Building Project, Ser A-1, RB Callable 03/01/20 @ 100
5.000%, 03/01/34	1,145	1,249
Mississippi Business Finance, Ser A, RB Callable 05/01/19 @ 100
5.000%, 05/01/37	150	158
Mississippi, Development Bank, Biloxi Project, Ser A, RB, AMBAC Callable 11/01/16 @100
4.650%, 11/01/27	1,340	1,414
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB, AGM Callable 12/01/20 @ 100
4.500%, 12/01/30	100	112

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	$200	$231
Mississippi, Development Bank, Flowood Refunding Project, RB Callable 11/01/21 @ 100
4.125%, 11/01/31	950	1,007
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	200	234
Mississippi, Development Bank, Hinds Community College Project, RB, AGM Callable 10/01/19 @ 100
5.375%, 10/01/33	50	55
Mississippi, Development Bank, Hinds Community College Project, RB, AGM Callable 04/01/21 @ 100
5.125%, 04/01/41	400	433
Mississippi, Development Bank, Home Ownership Mortgage, Ser A, RB, GNMA FNMA FHLMC Callable 06/01/20 @ 100
4.550%, 12/01/31	40	42
Mississippi, Development Bank, Jackson Public School District Project, RB Callable 04/01/23 @ 100
5.000%, 04/01/28	575	634
Mississippi, Development Bank, Jackson Water & Sewer Project, RB, AGM Callable 09/01/22 @ 100
3.500%, 09/01/34	1,400	1,326
Mississippi, Development Bank, Jones County Junior College Project, Ser Junior College, RB, AGM Callable 03/01/19 @ 100
5.125%, 03/01/39	250	270
Callable 03/01/19 @ 100
5.000%, 03/01/33	75	81
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM Callable 04/01/21 @ 100
5.500%, 04/01/30	385	431
Callable 04/01/21 @ 100
5.250%, 04/01/27	305	337
Callable 04/01/21 @ 100
5.125%, 04/01/26	50	55

Schedules of Investments

Mississippi Tax-Free Income Fund (continued)

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Lowndes County Industrial Development Project, RB, AGM Callable 07/01/17 @ 100
5.000%, 07/01/27	$450	$487
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
5.500%, 10/01/21	900	1,018
Mississippi, Development Bank, Marshall County Industrial Development Authority, RB Callable 01/01/22 @ 100
3.000%, 01/01/28	1,900	1,815
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM Callable 12/01/21 @ 100
4.000%, 12/01/31	500	512
Mississippi, Development Bank, Pearl River Community College Project, RB, AGM Callable 09/01/22 @ 100
3.375%, 09/01/36	900	797
Mississippi, Development Bank, Ser A, RB
5.250%, 01/01/34	1,200	1,473
Mississippi, Development Bank, Tax Increment Financing Project, TA Callable 05/01/19 @ 100
4.500%, 05/01/24	120	128
Mississippi, Development Bank, Water & Sewer Project, RB, AGM Callable 03/01/22 @ 100
3.500%, 03/01/32	400	395
Mississippi, Development Bank, Water & Sewer Project, RB, AGM Callable 07/01/20 @ 100
5.250%, 07/01/30	230	256
Mississippi, Hospital Equipment & Facilities Authority, Baptist Health Systems, Ser A, RB Callable 08/15/17 @ 100
5.000%, 08/15/29	80	82
Mississippi, State University Educational Building, RB Callable 08/01/21 @ 100
5.000%, 08/01/41	705	761

Description	Face Amount (000)/Shares	Value (000)
Mississippi (continued)
Oxford, School District, School Improvement Project, GO Callable 04/01/21 @ 100
4.500%, 04/01/31	$500	$544
State of Mississippi, Capital Improvement Project, Ser A, GO Callable 10/01/21 @ 100
4.000%, 10/01/36	900	931
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	937
University of Mississippi Educational Building, Medical Center Educational Building, Ser A, RB Callable 06/01/22 @ 100
4.000%, 06/01/41	2,050	2,030
University of Mississippi Educational Building, Student Housing Construction Project, Ser I, RB Callable 10/01/16 @ 100
3.900%, 10/01/31	750	764
Total Mississippi		22,508
Virgin Islands — 2.4%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB Callable 10/01/19 @ 100
5.000%, 10/01/39	350	362
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Ser A, RB Callable 10/01/20 @ 100
5.000%, 10/01/29	100	106
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Sub-Ser B, RB Callable 10/01/20 @ 100
5.250%, 10/01/29	100	108
Total Virgin Islands		576
Total Municipal Bonds (Cost $22,643 (000))		23,197
Cash Equivalent (A) — 0.6%
SEI Tax Exempt Trust — Institutional Tax Free Portfolio, Cl A, 0.020%	136,899	137
Total Cash Equivalent (Cost $137 (000))		137
Total Investments — 98.9% (Cost $22,780 (000))		$23,334

Schedules of Investments	July 31, 2014 (Unaudited)

Mississippi Tax-Free Income Fund (concluded)

Percentages are based on net assets of $23,592 (000).

(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Diversified Income Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.4%.

Description	Shares/Face Amount (000)	Value (000)
Registered Investment Companies — 43.7%
Exchange Traded Funds — 38.7%
Alerian MLP ETF	482,583	$8,913
Market Vectors Preferred ETF	77,148	1,575
PowerShares Preferred Portfolio	175,514	2,531
PowerShares Senior Loan Portfolio	131,073	3,226
SPDR Wells Fargo Preferred Stock ETF	75,999	3,296
Yorkville High Income MLP ETF	477,136	8,836
Total Exchange Traded Fund		28,377
Open-End Fund — 5.0%
BlackRock High Yield Portfolio, Institutional Class	437,736	3,633
Total Open-End Fund		3,633
Total Registered Investment Companies (Cost $29,879 (000))		32,010
Corporate Bonds — 29.4%
Advertising — 0.7%
Visant
10.000%, 10/01/17	$500	485
Total Advertising		485
Automotive — 1.5%
American Axle & Manufacturing
6.625%, 10/15/22	500	538
Goodyear Tire & Rubber
6.500%, 03/01/21	500	529
Total Automotive		1,067

Description	Face Amount (000)	Value (000)
Building & Construction — 1.5%
Beazer Homes USA
7.250%, 02/01/23	$500	$511
Cemex Finance (A)
9.375%, 10/12/22	500	570
Total Building & Construction		1,081
Casinos & Gambling — 0.7%
Boyd Gaming (A)
9.000%, 07/01/20	500	535
Total Casinos & Gambling		535
Chemicals — 0.7%
Cornerstone Chemical (A)
9.375%, 03/15/18	500	531
Total Chemicals		531
Computers & Services — 1.4%
First Data (A)
8.250%, 01/15/21	500	535
Interface Security Systems (A)
9.250%, 01/15/18	500	512
Total Computers & Services		1,047
Energy-Alternate Sources — 0.7%
Linc USA (A)
12.500%, 10/31/17	500	548
Total Energy-Alternate Sources		548
Entertainment — 0.8%
MTR Gaming Group (B)
11.500%, 08/01/19	500	553
Total Entertainment		553
Financial Services — 0.7%
Innovation Ventures
9.500%, 08/15/19	500	482
Total Financial Services		482
Food, Beverage & Tobacco — 1.4%
Alliance One International
9.875%, 07/15/21	500	491
SUPERVALU
6.750%, 06/01/21	500	507
Total Food, Beverage & Tobacco		998

Schedules of Investments	July 31, 2014 (Unaudited)

Diversified Income Fund (continued)

Description	Face Amount (000)	Value (000)
Gas & Natural Gas — 0.8%
Teekay
8.500%, 01/15/20	$500	$571
Total Gas & Natural Gas		571
Health Care Services — 0.7%
IASIS Healthcare
8.375%, 05/15/19	500	529
Total Health Care Services		529
Household Products — 0.7%
Armored Autogroup
9.250%, 11/01/18	500	520
Total Household Products		520
Industrials — 1.4%
CHC Helicopter
9.375%, 06/01/21	500	525
General Electric Capital (B)(C)
5.250%, 12/31/49	500	507
Total Industrials		1,032
Materials — 1.4%
Hexion US Finance
6.625%, 04/15/20	500	520
Momentive Performance Materials
8.875%, 10/15/20	500	524
Total Materials		1,044
Medical Products & Services — 3.1%
21st Century Oncology
8.875%, 01/15/17	450	448
Covenant Surgical Partners (A)
8.750%, 08/01/19	250	249
Kinetic Concepts
12.500%, 11/01/19	500	559
Lantheus Medical Imaging
9.750%, 05/15/17	500	499
Tenet Healthcare
6.750%, 02/01/20	500	525
Total Medical Products & Services		2,280
Metals & Mining — 0.7%
United States Steel
7.500%, 03/15/22	500	543
Total Metals & Mining		543
Paper & Related Products — 1.5%
Tembec Industries
11.250%, 12/15/18	500	536

Description	Face Amount (000)	Value (000)
Paper & Related Products (continued)
Verso Paper Holdings
11.750%, 01/15/19	$500	$534
Total Paper & Related Products		1,070
Petroleum & Fuel Products — 4.1%
Arch Coal (A)
8.000%, 01/15/19	500	482
EXCO Resources
7.500%, 09/15/18	500	489
Gastar Exploration
8.625%, 05/15/18	500	520
Lightstream Resources (A)
8.625%, 02/01/20	500	518
Midstates Petroleum
9.250%, 06/01/21	500	516
Nuverra Environmental Solutions
9.875%, 04/15/18	500	511
Total Petroleum & Fuel Products		3,036
Publishing — 0.7%
American Media
11.500%, 12/15/17	500	528
Total Publishing		528
Retail — 0.6%
Quiksilver (A)
7.875%, 08/01/18	500	460
Total Retail		460
Semi-Conductors & Instruments — 0.7%
Advanced Micro Devices
7.750%, 08/01/20	500	515
Total Semi-Conductors & Instruments		515
Telephones & Telecommunication — 2.9%
Avaya (A)
9.000%, 04/01/19	500	510
Cequel Communications Holdings I (A)
6.375%, 09/15/20	500	515
Cincinnati Bell
8.750%, 03/15/18	500	524
Frontier Communications
8.750%, 04/15/22	495	564
Total Telephones & Telecommunication		2,113
Total Corporate Bonds (Cost $21,273 (000))		21,568

Schedules of Investments

Diversified Income Fund (continued)

Description	Shares	Value (000)
Preferred Stock — 13.2%
Banks — 2.0%
First Niagara Financial Group
8.625% (B)(C)	17,000	$492
JPMorgan Chase 6.700% (C)	16,000	408
Wells Fargo
6.625% (B)(C)	20,000	551
Total Banks		1,451
Financial Services — 3.2%
Ally Financial 8.500% (B)(C)	19,000	516
Goldman Sachs Group 5.500% (B)(C)	20,000	479
Morgan Stanley 6.875% (B)(C)	20,000	532
PPL Capital Funding 5.900%, 04/30/2073	22,900	543
State Street 5.900% (B)(C)	10,000	258
Total Financial Services		2,328
Insurance — 4.2%
Aegon 6.375% (C)	22,170	565
Allstate 5.625% (C)	20,000	489
American Financial Group
5.750%, 08/25/2042	23,010	574
Amtrust Financial Services 6.750% (C)	20,000	470
Hartford Financial Services Group
7.875%, 04/15/2042 (B)	18,240	542
Maiden Holdings North America
8.000%, 03/27/2042	19,000	494
Total Insurance		3,134
Pipelines — 0.7%
NuStar Logistics
7.625%, 01/15/2043 (B)	19,490	525
Total Pipelines		525
Real Estate Investment Trusts — 1.3%
DDR 6.250% (C)	20,000	489
Digital Realty Trust 5.875% (C)	20,000	442
Total Real Estate Investment Trusts		931

Description	Shares	Value (000)
Telephones & Telecommunication — 1.1%
Qwest
6.125%, 06/01/2053	33,141	$808
Total Telephones & Telecommunication		808
Transportation Services — 0.7%
Costamare 7.625% (C)	20,000	507
Total Transportation Services		507
Total Preferred Stock (Cost $9,692 (000))		9,684
Common Stock — 9.7%
Advertising Agencies — 0.1%
Harte-Hanks	8,205	54
Total Advertising Agencies		54
Aerospace & Defense — 0.1%
Lockheed Martin	420	70
Total Aerospace & Defense		70
Banks — 0.7%
City Holding	1,590	66
First Financial Bancorp	3,884	64
National Penn Bancshares	6,480	67
NBT Bancorp	2,825	66
New York Community Bancorp	4,363	69
People’s United Financial	4,708	68
United Bankshares	2,254	72
Valley National Bancorp	6,531	63
Total Banks		535
Computers & Services — 0.2%
Cisco Systems	2,945	74
Comtech Telecommunications	2,189	74
Total Computers & Services		148
Consumer Electronics — 0.1%
Garmin	1,240	68
Total Consumer Electronics		68
Correctional Institutions — 0.1%
Corrections Corp of America	3,530	114
Total Correctional Institutions		114
Electrical Utilities — 1.0%
Ameren	1,695	65
American Electric Power	1,389	72

Schedules of Investments	July 31, 2014 (Unaudited)

Diversified Income Fund (continued)

Description	Shares	Value (000)
Electrical Utilities (continued)
Avista	2,345	$73
Consolidated Edison	1,250	70
DTE Energy	930	69
Entergy	993	72
Exelon	1,985	62
FirstEnergy	2,050	64
Pinnacle West Capital	1,275	68
PPL	2,105	70
Public Service Enterprise	1,800	63
Total Electrical Utilities		748
Entertainment — 0.1%
Meredith	1,457	67
Total Entertainment		67
Environmental Services — 0.1%
Waste Management	1,610	72
Total Environmental Services		72
Financial Services — 0.4%
Calamos Asset Management, Cl A	5,473	65
Redwood Trust	5,505	104
Starwood Property Trust	4,985	118
Total Financial Services		287
Food, Beverage & Tobacco — 0.3%
Altria Group	1,828	74
Lorillard	1,290	78
Universal	1,243	65
Total Food, Beverage & Tobacco		217
Gas & Natural Gas — 0.2%
AGL Resources	1,390	72
Laclede Group	1,535	72
Total Gas & Natural Gas		144
Home Furnishings — 0.1%
Leggett & Platt	2,215	73
Total Home Furnishings		73
Hotels & Lodging — 0.2%
Ryman Hospitality Properties	2,645	126
Total Hotels & Lodging		126
Insurance — 0.1%
Safety Insurance Group	1,249	62
Total Insurance		62

Description	Shares	Value (000)
Investment Management Companies — 0.1%
Federated Investors, Cl B	2,310	$65
Total Investment Management Companies		65
Leasing & Renting — 0.1%
Rent-A-Center, Cl A	2,515	60
Total Leasing & Renting		60
Petroleum & Fuel Products — 0.4%
Chevron	590	76
Diamond Offshore Drilling	1,437	67
Ensco, Cl A	1,314	67
Transocean	1,582	64
Total Petroleum & Fuel Products		274
Petroleum Refining — 0.1%
ConocoPhillips	989	82
Total Petroleum Refining		82
Pharmaceuticals — 0.3%
Eli Lilly	1,193	73
Merck	1,250	71
Pfizer	2,170	62
Total Pharmaceuticals		206
Real Estate Investment Trusts — 4.3%
BioMed Realty Trust, Cl Transaction field	5,650	121
Brandywine Realty Trust	8,005	124
CommonWealth	4,225	113
Corporate Office Properties Trust	4,445	126
DCT Industrial Trust	14,825	116
Duke Realty	6,880	124
EPR Properties	2,165	117
Franklin Street Properties	9,540	116
Geo Group	3,635	125
HCP	2,905	121
Health Care	1,930	123
Healthcare Realty Trust	5,155	127
Highwoods Properties	3,080	130
Home Properties	1,895	125
Hospitality Properties Trust	4,290	123
Lexington Realty Trust	10,740	117
Liberty Property Trust	3,120	110
Mack-Cali Realty	5,560	117
Medical Properties Trust	8,810	119
Monmouth Real Estate Investment, Cl A	12,060	124
National Retail Properties	3,320	118

Schedules of Investments

Diversified Income Fund (concluded)

Description	Shares	Value (000)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors	3,470	$127
Piedmont Office Realty Trust, Cl A	6,855	133
Realty Income	2,740	118
Senior Housing Properties Trust	5,105	117
Washington Real Estate Investment Trust	4,770	129
Total Real Estate Investment Trusts		3,160
Retail — 0.2%
Buckle	1,518	68
Staples	5,620	65
Total Retail		133
Semi-Conductors & Instruments — 0.1%
Intel	2,603	88
Total Semi-Conductors & Instruments		88
Telephones & Telecommunication — 0.3%
AT&T	1,945	69
CenturyLink	2,055	81
Verizon Communications	1,430	72
Total Telephones & Telecommunication		222
Total Common Stock (Cost $6,382 (000))		7,075
Cash Equivalent (D) — 3.6%
Federated Prime Obligations Fund, Cl I, 0.030%	2,651,944	2,652
Total Cash Equivalent (Cost $2,652 (000))		2,652
Total Investments — 99.6% (Cost $69,878(000))		$72,989

Percentages are based on net assets of $73,257 (000).

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2014, the value of these securities amounted to $5,965 (000), representing 8.1% of the net assets.
(B)	Variable Rate Security — The rate reported is the rate in effect at July 31, 2014.
(C)	Perpetual Maturity
(D)	The rate reported is the 7-day effective yield as of July 31, 2014.

Cl — Class

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

SPDR — Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1)	As of July 31, 2014 (Unaudited)

	Government Money Market Fund	Core Bond Fund
Assets:
Investments in securities at value (Cost $181,775 and $277,539, respectively)	$181,775	$284,519
Repurchase agreements at value (Cost $137,377 and $0, respectively)	137,377	—
Receivable for capital shares sold	—	80
Receivable from Advisor	102	—
Accrued Income	8	2,041
Prepaid expenses	5	29

Total Assets	319,267	286,669

Liabilities:
Payable for capital shares redeemed	—	56
Payable due to Investment Advisor	—	137
Shareholder servicing fees payable	1	9
Payable for distribution fees	1	1
Payable due to Administrator	—	14
Payable due to Custodian	15	14
Payable due to Transfer Agent	4	5
Income distribution payable	1	—
Chief Compliance Officer fees payable	3	1
Other accrued expenses	71	25

Total Liabilities	96	262

Net Assets	$319,171	$286,407

Net Assets:
Paid-in-Capital	$319,203	$278,630
Distributions in excess of net investment income	(3)	(538)
Accumulated net realized gain (loss) on investments	(29)	1,335
Net unrealized appreciation on investments	—	6,980

Net Assets	$319,171	$286,407

Institutional Class Shares:
Net Assets	$92,146	$241,468
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	92,149,239	14,629,046
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$16.51

Institutional Sweep Class Shares:
Net Assets	$12,906	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12,911,697	n/a
Net Asset Value Per Share	$1.00	n/a

Class A Shares:
Net Assets	$214,119	$42,554
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	214,138,574	2,583,576
Net Asset Value Per Share	$1.00	16.47

Maximum Offering Price Per Share ($16.47 ÷ 96.00%)	n/a	$17.16

Class C Shares:
Net Assets	n/a	$2,385
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	144,018
Net Asset Value, Offering and Redemption Price Per Share	n/a	$16.56

“n/a” designates that the Fund does not offer this class or the Fund does not impose a sales charge.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)

	Value Fund		Growth Fund	Burkenroad Small Cap Fund
Assets:
Investments in securities at value (Cost $156,959, $116,624 and $691,241 respectively)	$198,972		$143,075	$816,540
Receivable for capital shares sold	23		10	3,023
Reclaim receivable	10		—	—
Accrued Income	202		38	91
Shareholder servicing fees receivable	—		7	—
Prepaid expenses	26		27	60

Total Assets	199,233		143,157	819,714

Liabilities:
Payable for investment securities purchased	—		—	3,081
Payable for capital shares redeemed	196		51	1,914
Payable due to Investment Advisor	139		100	678
Shareholder servicing fees payable	12		—	195
Payable due to Administrator	10		7	42
Payable due to Custodian	11		7	41
Payable due to Transfer Agent	4		4	3
Payable for distribution fees	1		—	32
Payable due to Trustees	—		—	2
Chief Compliance Officer fees payable	1		7	4
Other accrued expenses	15		3	44

Total Liabilities	389		179	6,036

Net Assets	$198,844		$142,978	$813,678

Net Assets:
Paid-in-Capital	$132,557		$101,960	$657,072
Undistributed net investment income (accumulated net investment loss)	19		48	(4,444)
Accumulated net realized gain on investments	24,255		14,519	35,751
Net unrealized appreciation on investments	42,013		26,451	125,299

Net Assets	$198,844		$142,978	$813,678

Institutional Class Shares:
Net Assets	$142,759		$116,724	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,814,448		5,514,374	n/a
Net Asset Value, Offering and Redemption Price Per Share	$29.65		$21.17	n/a

Class A Shares:
Net Assets	$55,016		$25,670	$757,116
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,863,445		1,259,050	13,059,352
Net Asset Value Per Share	$29.52		$20.39	$57.98

Maximum Offering Price Per Share ($29.52, $20.39, $57.98 ÷ 94.75%, respectively)	$31.16		$21.52	$61.19

Class C Shares:
Net Assets	$1,069		$584	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	37,183		32,570	n/a
Net Asset Value, Offering and Redemption Price Per Share	$28.74	*	$17.93	n/a

Class D Shares:
Net Assets	n/a		n/a	$56,562
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a		n/a	1,001,311
Net Asset Value, Offering and Redemption Price Per Share	n/a		n/a	$56.49

“n/a” designates that the Fund does not offer this class.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
*	Net assets divided by shares do not calculate to stated NAV because Net Asset amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)	As of July 31, 2014 (Unaudited)

	U.S. Small Cap Fund	Quantitative Long/Short Fund	Diversified International Fund
Assets:
Investments in securities at value (Cost $8,054, $76,726 and $445,903, respectiively)	$7,697	$83,110	$538,807
Foreign currency (Cost $0, $0 and $120, respectively)	—	—	120
Deposits held at Prime Broker	—	6,307	—
Receivable for capital shares sold	6	92	208
Tax reclaim receivable	—	—	390
Deferred offering costs	9	—	—
Accrued Income	1	21	205
Receivable from Investment Advisor	3	—	—
Prepaid expenses	3	16	25

Total Assets	7,719	89,546	539,755

Liabilities:
Payable for Securities sold short (Proceeds $0, $6,668 and $0, respectively)	—	6,307	—
Payable for investment securities purchased	511	—	—
Payable due to Advisor	—	56	465
Payable due to Prime Broker	—	6,872	—
Payable due to Transfer Agent	4	4	4
Payable due to Administrator	—	4	28
Payable for capital shares redeemed	4	209	413
Payable due to Custodian	—	1	53
Shareholder servicing fees payable	—	4	10
Payable for distribution fees	—	1	—
Chief Compliance Officer fees payable	—	—	2
Other accrued expenses	—	4	14

Total Liabilities	519	13,462	989

Net Assets	$7,200	$76,084	$538,766

Net Assets:
Paid-in-Capital	$7,576	$64,716	$447,886
Undistributed net investment income (accumulated net investment loss)	(6)	(219)	3,780
Accumulated net realized gain (loss) on investments	(13)	4,842	(5,804)
Net unrealized appreciation (depreciation) on investments (including securities sold short)	(357)	6,745	92,904

Net Assets	$7,200	$76,084	$538,766

Institutional Class Shares:
Net Assets	$5,425	$56,553	$488,125
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	374,707	3,170,338	20,784,709
Net Asset Value, Offering and Redemption Price Per Share	$14.48	$17.84	$23.48

Class A Shares:
Net Assets	$1,581	$18,617	$50,435
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	109,390	1,059,265	2,158,026
Net Asset Value Per Share	$14.46 *	$17.58	$23.37

Maximum Offering Price Per Share ($14.46, $17.58 and $23.37 ÷ 94.75%, respectively)	$15.26	$18.55	$24.66

Class C Shares:
Net Assets	$194	$914	$206
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	13,407	54,732	9,057
Net Asset Value, Offering and Redemption Price Per Share	$14.43 *	$16.70	$22.74

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
*	Net assets divided by shares do not calculate to stated NAV because Net Asset amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (concluded)

	Louisiana Tax-Free Income Fund		Mississippi Tax-Free Income Fund		Diversified Income Fund
Assets:
Investments in securities at value (Cost $11,852, $22,780 and $69,878, respectively)	$12,065		$23,334		$72,989
Cash	4		8		—
Receivable for capital shares sold	—		—		4
Receivable for investment securities sold	218		—		533
Accrued Income	143		305		—
Receivable from Investment Advisor	—		—		—
Prepaid expenses	5		6		28

Total Assets	12,435		23,653		73,554

Liabilities:
Payable for investment securities purchased	205		—		—
Payable for capital shares redeemed	12		39		4
Payable due to Advisor	—		6		41
Payable due to Transfer Agent	4		4		4
Payable due to Administrator	1		1		4
Payable due to Custodian	1		—		238
Shareholder servicing fees payable	1		3		2
Payable for distribution fees	—		—		1
Other accrued expenses	5		8		3

Total Liabilities	229		61		297

Net Assets	$12,206		$23,592		$73,257

Net Assets:
Paid-in-Capital	$12,576		$24,270		$71,091
Undistributed net investment income (accumulated net investment loss)	7		13		(772)
Accumulated net realized loss on investments	(590)		(1,245)		(173)
Net unrealized appreciation on investments (including securities sold short)	213		554		3,111

Net Assets	$12,206		$23,592		$73,257

Institutional Class Shares:
Net Assets	$5,094		$8,370		$59,659
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	309,186		516,751		3,726,684
Net Asset Value, Offering and Redemption Price Per Share	$16.47	*	$16.20		$16.01

Class A Shares:
Net Assets	$7,112		$15,222		$12,222
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	431,848		939,680		763,197
Net Asset Value Per Share	$16.47		$16.20		$16.01

Maximum Offering Price Per Share ($16.47, $16.20 ÷ 96.00% and $16.01 ÷ 95.75%, respectively)	$17.16		$16.88		$16.72

Class C Shares:
Net Assets	$—		$—		$1,376
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12		12		86,044
Net Asset Value, Offering and Redemption Price Per Share	$16.47	*	$16.20	*	$16.00 *

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
*	Net assets divided by shares do not calculate to stated NAV because Net Asset amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000)	For the six month period ended July 31, 2014 (Unaudited)

	Government Money Market Fund	Core Bond Fund	Value Fund	Growth Fund
Investment Income:
Interest income	$120	$3,638	$—	$—
Dividend income	—	381	1,773	782

Total Investment Income	120	4,019	1,773	782

Expenses:
Investment advisory fees	680	846	784	562
Administration fees	103	85	59	42
Shareholder servicing fees — Institutional Sweep Class	15	n/a	n/a	n/a
Shareholder servicing fees — Class A	286	53	68	32
Shareholder servicing fees — Class C	n/a	3	1	1
Distribution fees — Class A	286	—	—	—
Distribution fees — Class C	n/a	10	4	2
Custodian fees	51	42	30	21
Transfer agent fees	27	27	27	27
Trustees’ fees	9	7	5	3
Chief Compliance Officer fees	4	3	2	1
Professional fees	29	22	15	11
Printing fees	17	13	9	6
Registration fees	4	15	14	13
Insurance and other expenses	32	19	5	4

Total Expenses	1,543	1,145	1,023	725

Less: Investment advisory fees waived	(680)	(27)	—	—
Less: Reinvestment from investment advisor	(78)	—	—	—
Less: Administration fees waived	(95)	—	—	—
Less: Shareholder servicing fees reimbursed by Advisor — Institutional Sweep Class	(15)	—	—	—
Less: Shareholder servicing fees reimbursed by Advisor — Class A	(286)	—	—	—
Less: Distribution fees waived — Class A	(286)	—	—	—

Total Net Expenses	103	1,118	1,023	725

Net Investment Income	17	2,901	750	57

Net realized gain (loss) from security transactions	(2)	1,042	15,278	8,943
Net change in unrealized appreciation (depreciation) on investments	—	647	(1,191)	1,729

Net Realized and Unrealized Gain (Loss) on investments	(2)	1,689	14,087	10,672

Net Increase in Net Assets Resulting from Operations	$15	$4,590	$14,837	$10,729

“n/a” designates that the Fund does not offer this class.

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (continued)

	Burkenroad Small Cap Fund	U.S. Small Cap Fund	Quantitative Long/Short Fund	Diversified International Fund
Investment Income:
Interest income	$—	$—	$—	$241
Dividend income	3,718	7	529	7,366
Less: Foreign Taxes Withheld	(3)	—	—	(840)

Total Investment Income	3,715	7	529	6,767

Expenses:
Investment advisory fees	3,654	8	315	2,486
Administration fees	232	1	23	150
Shareholder servicing fees — Class A	895	1	24	61
Shareholder servicing fees — Class C	n/a	—	1	—
Shareholder servicing fees — Class D	66	n/a	n/a	n/a
Distribution fees — Class C	n/a	—	3	1
Distribution fees — Class D	66	n/a	n/a	n/a
Transfer agent fees	18	27	27	27
Custodian fees	115	—	—	164
Trustees’ fees	16	2	2	9
Chief Compliance Officer fees	7	—	—	3
Offering Costs	—	21	1	—
Interest expense on securities sold short	—	—	98	—
Dividend expense on securities sold short	—	—	51	—
Registration fees	54	1	10	19
Professional fees	52	—	6	28
Printing fees	30	—	3	16
Insurance and other expenses	14	1	2	9

Total Expenses	5,219	62	566	2,973

Recovery of investment advisory fees previously waived(1)	14	—	—	—
Less: Investment advisory fees waived	—	(8)	—	—
Less: Reinvestment from investment advisor	—	(41)	—	—

Total Net Expenses	5,233	13	566	2,973

Net Investment Income (Loss)	(1,518)	(6)	(37)	3,794

Net realized gain (loss) from security transactions	27,260	(13)	3,894	(51)
Net realized loss on securities sold short	—	—	(452)	—
Net realized loss from foreign currency transactions	—	—	—	(214)
Net change in unrealized appreciation (depreciation) on investments	1,625	(335)	(464)	34,155
Net change in unrealized appreciation (depreciation) on securities sold short	—	—	342	—
Net change in unrealized appreciation (depreciation) on foreign currency	—	—	—	(9)

Net Realized and Unrealized Gain (Loss) on investments, securities sold short and foreign currency transactions	28,885	(348)	3,320	33,881

Increase (Decrease) in Net Assets Resulting from Operations	$27,367	$(354)	$3,283	$37,675

“n/a” designates that the Fund does not offer this class.

Amounts shown as “—” are $0 or have been rounded to $0.

(1) See Note 3 for Advisory Fees recaptured.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (concluded)	For the six month period ended July 31, 2014 (Unaudited)

	Louisiana Tax-Free Income Fund	Mississippi Tax-Free Income Fund	Diversified Income Fund
Investment Income:
Interest income	$246	$473	$814
Dividend income	—	—	570

Total Investment Income	246	473	1,384

Expenses:
Investment advisory fees	38	73	243
Administration fees	4	7	21
Shareholder servicing fees — Class A	10	20	14
Shareholder servicing fees — Class C	—	—	2
Distribution fees — Class C	—	—	5
Transfer agent fees	27	27	27
Custodian fees	2	4	10
Trustees’ fees	—	1	2
Chief Compliance Officer fees	—	—	1
Registration fees	2	3	16
Professional fees	1	2	5
Printing fees	1	1	3
Insurance and other expenses	8	10	2

Total Expenses	93	148	351

Less: Investment advisory fees waived	(36)	(37)	(18)

Total Net Expenses	57	111	333

Net Investment Income	189	362	1,051

Net realized gain (loss) from security transactions	(92)	(200)	100
Net change in unrealized appreciation (depreciation) on investments	754	1,251	2,829

Net Realized and Unrealized Gain on investments	662	1,051	2,929

Increase in Net Assets Resulting from Operations	$851	$1,413	$3,980

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)(1)

	Government Money Market Fund		Core Bond Fund
	02/01/14 to 07/31/14	02/01/13 to 01/31/14	02/01/14 to 07/31/14	02/01/13 to 01/31/14
Investment Activities:
Net investment income	$17	$40	$2,901	$5,207
Net realized gain (loss) from investments	(2)	—	1,042	1,549
Net change in unrealized appreciation (depreciation) on investments	—	—	647	(7,123)

Net Increase (Decrease) in Net Assets Resulting from Operations	15	40	4,590	(367)

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	(5)	(10)	(2,494)	(4,567)
Institutional Sweep Class Shares	(1)	(5)	n/a	n/a
Class A Shares	(11)	(25)	(391)	(773)
Class C Shares	n/a	n/a	(14)	(56)
Net Realized Gains:
Institutional Class Shares	—	—	—	—
Class A Shares	—	—	—	—
Class C Shares	n/a	n/a	—	—

Total Dividends and Distributions	(17)	(40)	(2,899)	(5,396)

Capital Share Transactions(1):
Institutional Class Shares:
Shares issued	81,892	309,217	15,157	75,417
Shares reinvested	2	3	807	1,370
Shares redeemed	(100,944)	(299,817)	(14,398)	(26,950)

Net Institutional Class Shares Transactions	(19,050)	9,403	1,566	49,837

Institutional Sweep Class Shares:
Shares issued	5,163	176,278	n/a	n/a
Shares reinvested	—	—	n/a	n/a
Shares redeemed	(4,223)	(284,572)	n/a	n/a

Net Institutional Sweep Class Shares Transactions	940	(108,294)	n/a	n/a

Class A Shares:
Shares issued	107,213	318,057	3,805	12,622
Shares reinvested	6	15	366	716
Shares redeemed	(135,256)	(427,022)	(4,524)	(13,715)

Net Class A Shares Transactions	(28,037)	(108,950)	(353)	(377)

Class C Shares:
Shares issued	n/a	n/a	56	951
Shares reinvested	n/a	n/a	11	36
Shares redeemed	n/a	n/a	(679)	(7,452)

Net Class C Shares Transactions	n/a	n/a	(612)	(6,465)

Total Increase (Decrease) in Net Assets from Capital Share Transactions	(46,147)	(207,841)	601	42,995

Total Increase (Decrease) in Net Assets	(46,149)	(207,841)	2,292	37,232

Net Assets:
Beginning of year or period	365,320	573,161	284,115	246,883

End of year or period	$319,171	$365,320	$286,407	$284,115

Undistributed net investment income (Distributions in excess of net investment income)	$(3)	$(3)	$(538)	$(540)

“n/a” designates that the Fund does not offer this class.

(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

For the six month period ended July 31, 2014 (Unaudited) and the year ended January 31, 2014

Value Fund		Growth Fund
02/01/14 to 07/31/14	02/01/13 to 01/31/14	02/01/14 to 07/31/14	02/01/13 to 01/31/14

$750	$1,336	$57	$145
15,278	24,561	8,943	23,384
(1,191)	14,119	1,729	2,966

14,837	40,016	10,729	26,495

(644)	(1,429)	—	(107)
n/a	n/a	n/a	n/a
(185)	(455)	—	—
—	(14)	—	—

—	(11,187)	—	(18,789)
—	(4,426)	—	(4,310)
—	(127)	—	(104)

(829)	(17,638)	—	(23,310)

10,111	26,068	7,907	14,468
270	10,133	—	16,105
(10,263)	(31,358)	(8,939)	(34,996)

118	4,843	(1,032)	(4,423)

n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a

5,376	9,634	1,478	3,968
176	4,620	—	4,120
(6,123)	(18,024)	(2,375)	(7,441)

(571)	(3,770)	(897)	647

113	314	64	48
—	130	—	103
(263)	(4,523)	(62)	(61)

(150)	(4,079)	2	90

(603)	(3,006)	(1,927)	(3,686)

13,405	19,372	8,802	(501)

185,439	166,067	134,176	134,677

$198,844	$185,439	$142,978	$134,176

$19	$98	$48	$(9)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)(1) (concluded)

	Burkenroad Small Cap Fund		U.S. Small Cap Fund		Quantitative Long/Short Fund
	02/01/14 to 07/31/14	02/01/13 to 01/31/14	02/01/14 to 07/31/14	12/31/13* to 01/31/14	02/01/14 to 07/31/14	02/01/13 to 01/31/14
Investment Activities:
Net investment income (loss)	$(1,518)	$(2,661)	$(6)	$—	$(37)	$(191)
Net realized gain (loss) from investments (including securities sold short) and foreign currency transactions	27,260	10,121	(13)	—	3,442	12,900
Net change in unrealized appreciation (depreciation) on investments (including securities sold short) and foreign currency transactions	1,625	77,967	(335)	(22)	(122)	(3,773)

Net Increase (Decrease) in Net Assets Resulting from Operations	27,367	85,427	(354)	(22)	3,283	8,936

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	n/a	n/a	—	—	—	(77)
Class A Shares	—	(16)	—	—	—	(2)
Class C Shares	n/a	n/a	—	—	—	—
Class D Shares	—	—	n/a	n/a	n/a	n/a
Net Realized Gains:
Institutional Class Shares	n/a	n/a	—	—	—	(8,511)
Class A Shares	—	(2,184)	—	—	—	(3,120)
Class C Shares	n/a	n/a	—	—	—	(76)
Class D Shares	—	(164)	n/a	n/a	n/a	n/a

Total Dividends and Distributions	—	(2,364)	—	—	—	(11,786)

Capital Share Transactions(1):
Institutional Class Shares:
Shares issued	n/a	n/a	5,817	78	4,178	8,731
Shares reinvested	n/a	n/a	—	—	—	6,003
Shares redeemed	n/a	n/a	(163)	—	(2,078)	(10,590)

Net Institutional Class Shares Transactions	n/a	n/a	5,654	78	2,100	4,144

Class A Shares:
Shares issued	186,773	429,976	1,103	608	3,359	21,687
Shares reinvested	—	1,331	—	—	—	3,075
Shares redeemed	(84,132)	(96,454)	(65)	—	(4,232)	(9,440)

Net Class A Shares Transactions	102,641	334,853	1,038	608	(873)	15,322

Class C Shares:†
Shares issued	n/a	n/a	302	—	324	629
Shares reinvested	n/a	n/a	—	—	—	72
Shares redeemed	n/a	n/a	(104)	—	(76)	(34)

Net Class C Shares Transactions	n/a	n/a	198	—	248	667

Class D Shares:
Shares issued	16,355	30,310	n/a	n/a	n/a	n/a
Shares reinvested	—	143	n/a	n/a	n/a	n/a
Shares redeemed	(8,197)	(6,587)	n/a	n/a	n/a	n/a

Net Class D Shares Transactions	8,158	23,866	n/a	n/a	n/a	n/a

Total Increase (Decrease) in Net Assets from Capital Share Transactions	110,799	358,719	6,890	686	1,475	20,133

Total Increase (Decrease) in Net Assets	138,166	441,782	6,536	664	4,758	17,283

Net Assets:
Beginning of year or period	675,512	233,730	664	—	71,326	54,043

End of year or period	$813,678	$675,512	$7,200	$664	$76,084	$71,326

Undistributed net investment income (Distributions in excess of net investment income)	$(4,444)	$(2,926)	$(6)	$—	$(219)	$(182)

“n/a” designates that the Fund does not offer this class.

(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.
*	Commenced operations on December 31, 2013.
†	The Louisiana Tax-Free Income Fund, Class C Shares and Mississippi Tax-Free Income Fund, Class C Shares commenced operations on May 31, 2013.
‡	Includes gains/losses from an in-kind redemption. See Note 10.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

For the six month period ended July 31, 2014 (Unaudited) and the year or period ended January 31, 2014

Diversified International Fund		Louisiana Tax-Free Income Fund		Mississippi Tax-Free Income Fund		Diversified Income Fund
02/01/14 to 07/31/14	02/01/13 to 01/31/14	02/01/14 to 07/31/14	02/01/13 to 01/31/14	02/01/14 to 07/31/14	02/01/13 to 01/31/14	02/01/14 to 07/31/14	02/01/13 to 01/31/14

$3,794	$2,010	$189	$530	$362	$1,123	$1,051	$2,798
(265)	(3,729)	(92)	(479)	(200)	(917)‡	100	(228)
34,146	8,622	754	(1,584)	1,251	(3,424)	2,829	(79)

37,675	6,903	851	(1,533)	1,413	(3,218)	3,980	2,491

—	(1,548)	(78)	(207)	(129)	(276)	(1,477)	(2,407)
—	(132)	(109)	(323)	(229)	(847)	(276)	(401)
—	—	—	—	—	—	(27)	(33)
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

—	(372)	—	(8)	—	(40)	—	(39)
—	(60)	—	(11)	—	(100)	—	(8)
—	—	—	—	—	—	—	(1)
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

—	(2,112)	(187)	(549)	(358)	(1,263)	(1,780)	(2,889)

196,322	91,554	459	994	141	1,343	5,272	27,305
—	1,431	7	32	6	24	339	565
(39,174)	(60,122)	(465)	(2,087)	(76)	(925)	(1,720)	(6,661)

157,148	32,863	1	(1,061)	71	442	3,891	21,209

3,948	8,666	313	2,613	189	5,120	3,164	9,579
—	187	90	264	148	607	226	311
(3,952)	(10,074)	(1,772)	(6,761)	(4,195)	(20,834)	(2,442)	(2,601)

(4)	(1,221)	(1,369)	(3,884)	(3,858)	(15,107)	948	7,289

29	17	n/a	—	n/a	—	258	1,136
—	—	n/a	—	n/a	—	25	27
(22)	(140)	n/a	—	n/a	—	(125)	(290)

7	(123)	n/a	—	n/a	—	158	873

n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

157,151	31,519	(1,368)	(4,945)	(3,787)	(14,665)	4,997	29,371

194,826	36,310	(704)	(7,027)	(2,732)	(19,146)	7,197	28,973

343,940	307,630	12,910	19,937	26,324	45,470	66,060	37,087

$538,766	$343,940	$12,206	$12,910	$23,592	$26,324	$73,257	$66,060

$3,780	$(14)	$7	$5	$13	$9	$(772)	$43

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2014 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Period	Total Return
Government Money Market Fund
INSTITUTIONAL CLASS SHARES
2014*	$1.00	$—	$—	$—	$—	$—	$1.00	0.01%
2014	1.00	—	—	—	—	—	1.00	0.01
2013	1.00	—	—	—	—	—	1.00	0.01
2012	1.00	—	—	—	—	—	1.00	0.01
2011	1.00	—	—	—	—	—	1.00	0.01
2010	1.00	—	—	—	—	—	1.00	0.01
INSTITUTIONAL SWEEP CLASS SHARES
2014*	$1.00	$—	$—	$—	$—	$—	$1.00	0.01%
2014	1.00	—	—	—	—	—	1.00	0.01
2013	1.00	—	—	—	—	—	1.00	0.01
2012	1.00	—	—	—	—	—	1.00	0.01
2011	1.00	—	—	—	—	—	1.00	0.01
2010	1.00	—	—	—	—	—	1.00	0.01
CLASS A SHARES
2014*	$1.00	$—	$—	$—	$—	$—	$1.00	0.01%
2014	1.00	—	—	—	—	—	1.00	0.01
2013	1.00	—	—	—	—	—	1.00	0.01
2012	1.00	—	—	—	—	—	1.00	0.01
2011	1.00	—	—	—	—	—	1.00	0.01
2010	1.00	—	—	—	—	—	1.00	0.01

*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2014 (Unaudited)

Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$92,146	0.06%	0.56%	0.01%	n/a
111,197	0.09	0.58	0.01	n/a
101,794	0.15	0.58	0.01	n/a
145,908	0.13	0.59	0.01	n/a
115,244	0.24	0.62	0.01	n/a
104,366	0.42	0.61	0.01	n/a

$12,906	0.06%	0.81%	0.01%	n/a
11,965	0.09	0.83	0.01	n/a
120,259	0.15	0.83	0.01	n/a
139,064	0.13	0.84	0.01	n/a
115,733	0.24	0.85	0.01	n/a
60,131	0.41	0.86	0.01	n/a

$214,119	0.06%	1.06%	0.01%	n/a
242,158	0.09	1.08	0.01	n/a
351,108	0.15	1.08	0.01	n/a
295,004	0.13	1.09	0.01	n/a
298,165	0.25	1.12	0.01	n/a
271,739	0.41	1.11	0.01	n/a

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2014 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Core Bond Fund
INSTITUTIONAL CLASS SHARES
2014*	$16.41	$0.17	$0.10	$0.27	$(0.17)	$—	$(0.17)	$16.51
2014	16.75	0.33	(0.33)	—	(0.34)	—	(0.34)	16.41
2013	16.62	0.41	0.13	0.54	(0.41)	—	(0.41)	16.75
2012	16.01	0.54	0.65	1.19	(0.54)	(0.04)	(0.58)	16.62
2011	15.98	0.59	0.06	0.65	(0.59)	(0.03)	(0.62)	16.01
2010	15.32	0.65	0.70	1.35	(0.64)	(0.05)	(0.69)	15.98
CLASS A SHARES
2014*	$16.37	$0.15	$0.10	$0.25	$(0.15)	$—	$(0.15)	$16.47
2014	16.72	0.29	(0.34)	(0.05)	(0.30)	—	(0.30)	16.37
2013	16.58	0.37	0.14	0.51	(0.37)	—	(0.37)	16.72
2012	15.98	0.50	0.64	1.14	(0.50)	(0.04)	(0.54)	16.58
2011	15.95	0.55	0.06	0.61	(0.55)	(0.03)	(0.58)	15.98
2010	15.30	0.60	0.70	1.30	(0.60)	(0.05)	(0.65)	15.95
CLASS C SHARES
2014*	$16.46	$0.09	$0.10	$0.19	$(0.09)	$—	$(0.09)	$16.56
2014	16.80	0.17	(0.35)	(0.18)	(0.16)	—	(0.16)	16.46
2013	16.67	0.23	0.15	0.38	(0.25)	—	(0.25)	16.80
2012	16.06	0.37	0.67	1.04	(0.39)	(0.04)	(0.43)	16.67
2011	16.03	0.42	0.07	0.49	(0.43)	(0.03)	(0.46)	16.06
2010	15.37	0.49	0.71	1.20	(0.49)	(0.05)	(0.54)	16.03

†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2014 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

1.66%	$241,468	0.75%	0.77%	2.10%	9%
0.01	238,482	0.75	0.78	2.00	22
3.27	193,279	0.75	0.80	2.28	24
7.59	132,639	0.75	0.83	3.31	26
4.10	102,110	0.75	0.86	3.68	20
8.99	84,953	0.75	0.87	4.12	14

1.54%	$42,554	1.00%	1.02%	1.85%	9%
(0.30)	42,652	1.00	1.03	1.76	22
3.08	43,971	1.00	1.05	2.05	24
7.27	55,430	1.00	1.08	3.07	26
3.86	47,483	1.00	1.11	3.41	20
8.67	32,485	1.00	1.12	3.85	14

1.15%	$2,385	1.75%	1.77%	1.10%	9%
(1.06)	2,981	1.75	1.78	1.04	22
2.31	9,633	1.75	1.80	1.22	24
6.54	2,311	1.75	1.83	2.24	26
3.09	762	1.75	1.86	2.62	20
7.89	371	1.75	1.87	3.10	14

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2014 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Value Fund
INSTITUTIONAL CLASS SHARES
2014*	$27.57	$0.12	$2.09	$2.21	$(0.13)	$—	$(0.13)	$29.65
2014	24.37	0.23	5.82	6.05	(0.31)	(2.54)	(2.85)	27.57
2013	21.31	0.27	2.98	3.25	(0.19)	—	(0.19)	24.37
2012	21.19	0.30	0.13	0.43	(0.31)	—	(0.31)	21.31
2011	17.48	0.26	3.70	3.96	(0.25)	—	(0.25)	21.19
2010	15.37	0.25	2.11	2.36	(0.25)	—	(0.25)	17.48
CLASS A SHARES
2014*	$27.45	$0.09	$2.08	$2.17	$(0.10)	$—	$(0.10)	$29.52
2014	24.28	0.16	5.79	5.95	(0.24)	(2.54)	(2.78)	27.45
2013	21.23	0.22	2.97	3.19	(0.14)	—	(0.14)	24.28
2012	21.11	0.25	0.12	0.37	(0.25)	—	(0.25)	21.23
2011	17.42	0.21	3.69	3.90	(0.21)	—	(0.21)	21.11
2010	15.31	0.21	2.11	2.32	(0.21)	—	(0.21)	17.42
CLASS C SHARES
2014*	$26.73	$(0.02)	$2.03	$2.01	$—	$—	$—	$28.74
2014	23.74	(0.07)	5.67	5.60	(0.07)	(2.54)	(2.61)	26.73
2013	20.80	0.05	2.91	2.96	(0.02)	—	(0.02)	23.74
2012	20.69	0.09	0.12	0.21	(0.10)	—	(0.10)	20.80
2011	17.07	0.06	3.63	3.69	(0.07)	—	(0.07)	20.69
2010	15.02	0.08	2.06	2.14	(0.09)	—	(0.09)	17.07

†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2014 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

8.03%	$142,759	0.97%	0.97%	0.84%	34%
24.95	132,625	0.99	0.99	0.82	65
15.36	112,163	1.01	1.01	1.22	71
2.05	95,450	1.03	1.03	1.44	63
22.83	77,828	1.05	1.05	1.34	82
15.51	65,625	1.06	1.06	1.53	85

7.90%	$55,016	1.22%	1.22%	0.59%	34%
24.61	51,687	1.24	1.24	0.57	65
15.10	49,081	1.26	1.26	0.99	71
1.80	66,167	1.28	1.28	1.17	63
22.49	70,420	1.30	1.30	1.09	82
15.29	57,599	1.31	1.31	1.26	85

7.52%	$1,069	1.97%	1.97%	(0.15)%	34%
23.62	1,127	1.98	1.98	(0.29)	65
14.26	4,823	2.01	2.01	0.22	71
1.04	4,994	2.03	2.03	0.43	63
21.62	4,920	2.05	2.05	0.34	82
14.34	4,439	2.06	2.06	0.52	85

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2014 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Growth Fund
INSTITUTIONAL CLASS SHARES
2014*	$19.59	$0.01	$1.59	$1.60	$(0.02)	$—	$(0.02)	$21.17
2014	19.40	0.03	4.19	4.22	(0.02)	(4.01)	(4.03)	19.59
2013	16.87	0.09	2.53	2.62	(0.09)	—	(0.09)	19.40
2012	16.28	(0.01)	0.60	0.59	—	—	—	16.87
2011	12.86	0.01	3.41	3.42	—	—	—	16.28
2010	10.39	0.02	2.45	2.47	—	—	—	12.86
CLASS A SHARES
2014*	$18.90	$(0.01)	$1.50	$1.49	$—	$—	$—	$20.39
2014	18.86	(0.02)	4.07	4.05	—	(4.01)	(4.01)	18.90
2013	16.41	0.05	2.45	2.50	(0.05)	—	(0.05)	18.86
2012	15.87	(0.05)	0.59	0.54	—	—	—	16.41
2011	12.57	(0.02)	3.32	3.30	—	—	—	15.87
2010	10.18	(0.01)	2.40	2.39	—	—	—	12.57
CLASS C SHARES
2014*	$16.69	$(0.08)	$1.32	$1.24	$—	$—	$—	$17.93
2014	17.17	(0.16)	3.69	3.53	—	(4.01)	(4.01)	16.69
2013	15.01	(0.08)	2.24	2.16	—	—	—	17.17
2012	14.63	(0.15)	0.53	0.38	—	—	—	15.01
2011	11.68	(0.12)	3.07	2.95	—	—	—	14.63
2010	9.52	(0.09)	2.25	2.16	—	—	—	11.68

(1)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2014 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

8.07%	$116,724	0.98%		0.98%	0.13%	39%
22.17	109,022	1.01		1.01	0.16	94
15.54	110,640	1.03		1.03	0.49	84
3.62	64,758	1.07	(1)	1.06	(0.08)	86
26.59	52,801	1.10		1.10	0.09	81
23.81	43,499	1.10		1.12	0.15	87

7.88%	$25,670	1.23%		1.23%	(0.12)%	39%
21.91	24,614	1.26		1.26	(0.09)	94
15.22	23,581	1.28		1.28	0.27	84
3.40	30,045	1.32	(1)	1.31	(0.33)	86
26.25	29,942	1.35		1.35	(0.16)	81
23.48	22,987	1.35		1.37	(0.11)	87

7.43%	$584	1.98%		1.98%	(0.87)%	39%
21.01	540	2.01		2.01	(0.85)	94
14.39	456	2.03		2.03	(0.52)	84
2.60	424	2.04	(1)	2.06	(1.05)	86
25.26	447	2.10		2.10	(0.92)	81
22.69	354	2.10		2.12	(0.83)	87

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2014 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Burkenroad Small Cap Fund
CLASS A SHARES
2014*	$55.57	$(0.11)	$2.73	$2.62	$—	$(0.21)	$(0.21)	$57.98
2014	44.64	(0.30)	11.44	11.14	—	(0.21)	(0.21)	55.57
2013	38.02	0.61	6.93	7.54	(0.54)	(0.38)	(0.92)	44.64
2012	36.84	(0.04)	3.99	3.95	—	(2.77)	(2.77)	38.02
2011	28.92	0.09	8.23	8.32	(0.17)	(0.23)	(0.40)	36.84
2010	21.42	(0.01)	7.51	7.50	—	—	—	28.92
CLASS D SHARES
2014*	$54.22	$(0.18)	$2.66	$2.48	$—	$(0.21)	$(0.21)	$56.49
2014	43.66	(0.42)	11.19	10.77	—	(0.21)	(0.21)	54.22
2013	37.21	0.43	6.85	7.28	(0.45)	(0.38)	(0.83)	43.66
2012	36.20	(0.13)	3.91	3.78	—	(2.77)	(2.77)	37.21
2011	28.44	0.02	8.07	8.09	(0.10)	(0.23)	(0.33)	36.20
2010	21.12	(0.08)	7.40	7.32	—	—	—	28.44

(1) For the year ended January 31, 2013, Net Investment Income (Loss) per share reflects special dividends which amounted to $0.59 and $0.58 per share for Class A and Class D, respectively. Excluding the special dividends, the ratio of Net Investment Income to Average Net Assets would have been 0.04% and (0.37)% for Class A and Class D, respectively.

(2)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2014 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

4.34%	$757,116	1.40	%(2)	1.34%	(0.38)%	20%
24.97	628,798	1.40	(2)	1.37	(0.58)	28
20.04	216,757	1.40		1.42	1.50 (1)	37
11.39	82,735	1.40		1.48	(0.10)	25
28.78	51,688	1.40		1.53	0.29	23
35.01	39,901	1.40		1.58	(0.05)	20

4.19%	$56,562	1.65	%(2)	1.59%	(0.63)%	20%
24.68	46,714	1.65	(2)	1.62	(0.83)	28
19.76	16,973	1.65		1.67	1.09 (1)	37
11.12	10,818	1.65		1.73	(0.36)	25
28.44	8,531	1.65		1.78	0.07	23
34.66	6,402	1.65		1.83	(0.30)	20

Financial Highlights (continued)

For a Share Outstanding Throughout Each Period

For the six month period ended July 31, 2014 (Unaudited) and the period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Loss†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
U.S. Small Cap Fund
INSTITUTIONAL CLASS SHARES
2014*	$14.32	$(0.04)	$0.20	$0.16	$—	$—	$—	$14.48
2014‡	15.00	(0.01)	(0.67)	(0.68)	—	—	—	14.32
CLASS A SHARES
2014*	$14.32	$(0.04)	$0.18	$0.14	$—	$—	$—	$14.46
2014‡	15.00	(0.01)	(0.67)	(0.68)	—	—	—	14.32
CLASS C SHARES
2014*	$14.32	$(0.10)	$0.21	$0.11	$—	$—	$—	$14.43
2014‡	15.00	—	(0.68)	(0.68)	—	—	—	14.32

(1)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations. Under normal asset levels, ratios would have been 2.10%.
‡	Commenced operations December 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return and portfolio turnover rates are for the period indicated and have not been annualized.
*	All ratios for the period have been annualized.
n/m	— Not meaningful. Ratio is not meaningful due to low level of net assets.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2014 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

1.12%	$5,425	1.12%	3.54%	(0.54)%	16%
(4.53)	78	1.10	n/m	(0.61)	4

0.98%	$1,581	1.36%	8.59%	(0.59)%	16%
(4.53)	586	1.31	n/m	(0.71)	4

0.77%	$194	2.08%	8.20%	(1.36)%	16%
(4.53)	—	0.12 (1)	n/m	0.36	4

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2014 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Quantitative Long/Short Fund
INSTITUTIONAL CLASS SHARES
2014*	$17.06	$—	$0.78	$0.78	$—	$—	$—	$17.84
2014	17.59	(0.05)	2.84	2.79	(0.03)	(3.29)	(3.32)	17.06
2013	15.88	0.03	1.68	1.71	—	—	—	17.59
2012	15.37	(0.11)	0.62	0.51	—	—	—	15.88
2011	12.17	(0.05)	3.25	3.20	—	—	—	15.37
2010	11.33	(0.10)	0.94	0.84	—	—	—	12.17
CLASS A SHARES
2014*	$16.83	$(0.02)	$0.77	$0.75	$—	$—	$—	$17.58
2014	17.41	(0.10)	2.81	2.71	—	(3.29)	(3.29)	16.83
2013	15.75	(0.01)	1.67	1.66	—	—	—	17.41
2012	15.29	(0.15)	0.61	0.46	—	—	—	15.75
2011	12.13	(0.08)	3.24	3.16	—	—	—	15.29
2010	11.33	(0.13)	0.93	0.80	—	—	—	12.13
CLASS C SHARES
2014*	$16.04	$(0.08)	$0.74	$0.66	$—	$—	$—	$16.70
2014	16.85	(0.24)	2.72	2.48	—	(3.29)	(3.29)	16.04
2013	15.36	(0.14)	1.63	1.49	—	—	—	16.85
2012	15.02	(0.26)	0.60	0.34	—	—	—	15.36
2011	12.01	(0.18)	3.19	3.01	—	—	—	15.02
2010	11.29	(0.22)	0.94	0.72	—	—	—	12.01

(1)	Expense ratio includes the advisory fee at the annual rate of 1.20% of the Fund’s average daily net assets and a performance fee adjustment, if applicable, that increases/decreases the total fee +0.40%/-0.40%. The effective advisory fee rate for the years ended January 31, 2014, 2013, 2012, 2011, and 2010 was 0.96%, 0.90%, 1.41%, 0.99% and 1.07%, respectively. The effective advisory fee rate for the six month period ended July 31, 2014 was 0.84%. Expense limitations are applied before giving effect to performance incentive adjustments.
(2)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(3)	Expense ratio includes interest and dividend expense related to short sales. Excluding such interest and dividend expense, the ratio of expenses to average net assets for the years or periods presented would be:

	Institutional Class Shares	Class A Shares	Class C Shares
2014*	1.05%	1.30%	2.04%
2014	1.21%	1.48%	2.23%
2013	1.27%	1.51%	2.31%
2012	1.88%	2.14%	2.89%
2011	1.49%	1.74%	2.49%
2010	1.57%	1.82%	2.57%
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2014 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

4.57%	$56,553	1.44	%(1)(3)	1.44%	(0.02)%	80%
15.97	52,055	1.61	(1)(3)	1.61	(0.24)	223
10.77	49,029	1.65	(1)(2)(3)	1.57	0.17	107
3.32	37,938	2.03	(1)(2)(3)	1.96	(0.70)	86
26.29	26,518	1.75	(1)(2)(3)	1.75	(0.35)	129
7.41	15,922	1.92	(1)(3)	2.36	(0.86)	135

4.46%	$18,617	1.69	%(1)(3)	1.69%	(0.27)%	80%
15.70	18,640	1.88	(1)(3)	1.88	(0.54)	223
10.54	4,993	1.89	(1)(2)(3)	1.83	(0.07)	107
3.01	5,027	2.29	(1)(2)(3)	2.22	(0.96)	86
26.05	3,960	2.00	(1)(2)(3)	2.00	(0.60)	129
7.06	2,759	2.17	(1)(3)	2.61	(1.11)	135

4.11%	$914	2.43	%(1)(3)	2.43%	(1.02)%	80%
14.82	631	2.63	(1)(3)	2.63	(1.32)	223
9.70	21	2.69	(1)(2)(3)	2.60	(0.92)	107
2.26	34	3.04	(1)(2)(3)	2.97	(1.70)	86
25.06	14	2.75	(1)(2)(3)	2.75	(1.36)	129
6.38	11	2.92	(1)(3)	3.36	(1.86)	135

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2014 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distribution from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Diversified International Fund
INSTITUTIONAL CLASS SHARES
2014*	$21.55	$0.18	$1.75	$1.93	$—	$—	$—	$23.48
2014	21.28	0.14	0.28	0.42	(0.12)	(0.03)	(0.15)	21.55
2013	18.59	0.11	2.79	2.90	(0.08)	(0.13)	(0.21)	21.28
2012	20.68	0.18	(2.03)	(1.85)	(0.12)	(0.12)	(0.24)	18.59
2011	17.11	0.05	3.65	3.70	(0.07)	(0.06)	(0.13)	20.68
2010	10.38	0.07	6.75	6.82	(0.09)	—	(0.09)	17.11
CLASS A SHARES
2014*	$21.47	$0.15	$1.75	$1.90	$—	$—	$—	$23.37
2014	21.21	0.10	0.25	0.35	(0.06)	(0.03)	(0.09)	21.47
2013	18.53	0.07	2.78	2.85	(0.04)	(0.13)	(0.17)	21.21
2012	20.64	0.27	(2.17)	(1.90)	(0.09)	(0.12)	(0.21)	18.53
2011	17.09	(0.02)	3.67	3.65	(0.04)	(0.06)	(0.10)	20.64
2010	10.38	0.01	6.76	6.77	(0.06)	—	(0.06)	17.09
CLASS C SHARES
2014*	$20.97	$0.06	$1.71	$1.77	$—	$—	$—	$22.74
2014	20.81	(0.02)	0.21	0.19	—	(0.03)	(0.03)	20.97
2013	18.30	(0.07)	2.71	2.64	—	(0.13)	(0.13)	20.81
2012	20.42	0.09	(2.09)	(2.00)	—	(0.12)	(0.12)	18.30
2011	17.00	(0.16)	3.64	3.48	—	(0.06)	(0.06)	20.42
2010	10.37	(0.23)	6.86	6.63	—	—	—	17.00

(1)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2014 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

8.96%	$488,125	1.17%		1.17%	1.55%	7%
1.91	297,393	1.22		1.22	0.67	19
15.68	260,248	1.25		1.25	0.59	12
(8.87)	155,340	1.37	(1)	1.32	0.96	9
21.64	56,666	1.50	(1)	1.50	0.25	3
65.63	29,506	1.50		1.73	0.49	42

8.85%	$50,435	1.42%		1.42%	1.31%	7%
1.63	46,364	1.47		1.47	0.49	19
15.42	47,075	1.50		1.50	0.40	12
(9.13)	27,192	1.65	(1)	1.57	1.38	9
21.36	17,980	1.75	(1)	1.75	(0.12)	3
65.23	6,354	1.75		1.98	0.08	42

8.44%	$206	2.17%		2.17%	0.57%	7%
0.90	183	2.21		2.21	(0.08)	19
14.48	307	2.25		2.25	(0.39)	12
(9.76)	221	2.39	(1)	2.32	0.44	9
20.48	170	2.50	(1)	2.50	(0.87)	3
63.96	11	2.50		2.73	(1.37)	42

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2014 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Louisiana Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2014*	$15.66	$0.25	$0.81	$1.06	$(0.25)	$—	$(0.25)	$16.47
2014	17.35	0.54	(1.66)	(1.12)	(0.55)	(0.02)	(0.57)	15.66
2013	17.09	0.56	0.27	0.83	(0.55)	(0.02)	(0.57)	17.35
2012#	15.00	0.62	2.03	2.65	(0.55)	(0.01)	(0.56)	17.09
CLASS A SHARES
2014*	$15.65	$0.23	$0.82	$1.05	$(0.23)	$—	$(0.23)	$16.47
2014	17.35	0.50	(1.67)	(1.17)	(0.51)	(0.02)	(0.53)	15.65
2013	17.08	0.51	0.28	0.79	(0.50)	(0.02)	(0.52)	17.35
2012#	15.00	0.58	2.02	2.60	(0.51)	(0.01)	(0.52)	17.08
CLASS C SHARES
2014*	$15.65	$0.19	$0.88	$1.07	$(0.25)	$—	$(0.25)	$16.47
2014‡	16.94	0.41	(1.31)	(0.90)	(0.37)	(0.02)	(0.39)	15.65

(1)	Total return and portfolio turnover are for period indicated and have not been annualized.
(2)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations. Under normal asset levels, ratios would have been 1.75%.
(3)	Portfolio turnover is for the Fund for the full year.
#	Commenced operations February 1, 2011. Ratios for the period have been annualized.
‡	Commenced operations May 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2014 (Unaudited)

Total Return††		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.82%		$5,094	0.75%	1.32%	3.14%	14%
(6.44)		4,841	0.75	1.21	3.38	3
4.90		6,623	0.75	1.12	3.24	1
17.98	(1)	3,758	0.75	2.16	3.85	6	(1)

6.76%		$7,112	1.00%	1.57%	2.89%	14%
(6.73)		8,069	1.00	1.44	3.10	3
4.71		13,314	1.00	1.37	2.98	1
17.65	(1)	6,899	1.00	2.28	3.60	6	(1)

6.89%		$—	1.44%	1.44%	2.37%	14%
(5.22	)(1)	—	— (2)	— (2)	4.00	3	(3)

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2014 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends	Net Asset Value, End of Period
Mississippi Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2014*	$15.51	$0.25	$0.69	$0.94	$(0.25)	$—	$(0.25)	$16.20
2014	17.21	0.53	(1.61)	(1.08)	(0.54)	(0.08)	(0.62)	15.51
2013	17.01	0.57	0.24	0.81	(0.56)	(0.05)	(0.61)	17.21
2012#	15.00	0.60	1.95	2.55	(0.53)	(0.01)	(0.54)	17.01
CLASS A SHARES
2014*	$15.51	$0.23	$0.69	$0.92	$(0.23)	$—	$(0.23)	$16.20
2014	17.21	0.50	(1.62)	(1.12)	(0.50)	(0.08)	(0.58)	15.51
2013	17.01	0.52	0.24	0.76	(0.51)	(0.05)	(0.56)	17.21
2012#	15.00	0.57	1.95	2.52	(0.50)	(0.01)	(0.51)	17.01
CLASS C SHARES
2014*	$15.51	$0.19	$0.75	$0.94	$(0.25)	$—	$(0.25)	$16.20
2014‡	16.86	0.41	(1.32)	(0.91)	(0.36)	(0.08)	(0.44)	15.51

(1)	Total return and portfolio turnover are for the period indicated and have not been annualized.
(2)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations. Under normal asset levels, ratios would have been 1.75%.
(3)	Portfolio turnover is for the Fund for the full year.
#	Commenced operations February 1, 2011. Ratios for the period have been annualized.
‡	Commenced operations on May 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2014 (Unaudited)

Total Return††		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.09%		$8,370	0.75%	1.06%	3.13%	3%
(6.28)		7,943	0.75	0.97	3.34	5
4.81		8,369	0.75	0.91	3.31	7
17.32	(1)	7,200	0.75	1.31	3.78	22	(1)

5.95%		$15,222	1.00%	1.31%	2.88%	3%
(6.51)		18,381	1.00	1.20	3.07	5
4.55		37,101	1.00	1.16	3.05	7
17.07	(1)	23,229	1.00	1.50	3.53	22	(1)

6.09%		$—	1.48%	1.48%	2.36%	3%
(5.34	)(1)	—	— (2)	— (2)	3.97	5	(3)

Financial Highlights (concluded)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2014 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends	Net Asset Value, End of Period
Diversified Income Fund
INSTITUTIONAL CLASS SHARES
2014*	$15.49	$0.24	$0.69	$0.93	$(0.41)	$—	$(0.41)	$16.01
2014	15.50	0.77	(0.01)	0.76	(0.76)	(0.01)	(0.77)	15.49
2013#	15.00	0.18	0.48	0.66	(0.16)	—	(0.16)	15.50
CLASS A SHARES
2014*	$15.50	$0.23	$0.67	$0.90	$(0.39)	$—	$(0.39)	$16.01
2014	15.50	0.74	—	0.74	(0.73)	(0.01)	(0.74)	15.50
2013#	15.00	0.23	0.42	0.65	(0.15)	—	(0.15)	15.50
CLASS C SHARES
2014*	$15.48	$0.16	$0.69	$0.85	$(0.33)	$—	$(0.33)	$16.00
2014	15.50	0.60	0.01	0.61	(0.62)	(0.01)	(0.63)	15.48
2013#	15.00	0.17	0.45	0.62	(0.12)	—	(0.12)	15.50

#	Commenced operations on September 26, 2012. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Total return and portfolio turnover rates are for the period indicated and have not been annualized.
*	All ratios for the period have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2014 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate††

6.03%	$59,659	0.90%	0.95%	3.06%	31%
5.06	53,949	0.90	0.98	4.98	74
4.44	33,018	0.90	2.77	3.33	9

5.83%	$12,222	1.15%	1.20%	2.95%	31%
4.87	10,931	1.15	1.23	4.74	74
4.37	3,757	1.15	4.56	4.34	9

5.52%	$1,376	1.90%	1.95%	2.03%	31%
4.00	1,180	1.90	1.99	3.89	74
4.16	312	1.90	5.38	3.20	9

Notes to Financial Statements

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with forty funds. The financial statements included herein relate to the Trust’s Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Government Money Market Fund (the “Government Money Market Fund”), the Hancock Horizon Core Bond Fund (the “Core Bond Fund”), the Hancock Horizon Value Fund (the “Value Fund”), the Hancock Horizon Growth Fund (the “Growth Fund”), the Hancock Horizon Burkenroad Small Cap Fund (the “Burkenroad Small Cap Fund”), the Hancock Horizon U.S. Small Cap Fund (the “U.S. Small Cap Fund”), the Hancock Horizon Quantitative Long/Short Fund (the “Quantitative Long/Short Fund”), the Hancock Horizon Diversified International Fund (the “Diversified International Fund”), the Hancock Horizon Louisiana Tax-Free Income Fund (the “Louisiana Tax-Free Income Fund”), the Hancock Horizon Mississippi Tax-Free Income Fund (the “Mississippi Tax-Free Income Fund”) and the Hancock Diversified Income Fund (the “Diversified Income Fund”) (each a “Fund” and collectively the “Funds”). Each Fund, except for the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, is diversified. The Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Fund are non-diversified. The financial statements of the remaining funds in the Trust are presented separately. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: a security’s trading has been halted or suspended; a security has been de-listed from a national exchange; a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or a security’s primary

July 31, 2014 (Unaudited)

pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2014, there were no fair valued securities in the Funds.

The Government Money Market Fund values its investments using the amortized cost method, as permitted by Rule 2a-7 of the 1940 Act, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Horizon Advisers (the “Adviser”) or a Sub-Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Diversified International Fund uses Interactive Data Pricing and Reference Data Corp. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

If a local market in which the Diversified International Fund owns securities is closed for one or more days, the Diversified International Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above. As of July 31, 2014, the Diversified International Fund valued certain securities in accordance with the procedures described above (see the table on the following page).

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical

Notes to Financial Statements (continued)

assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at July 31, 2014 (000):

	Level 1	Level 2	Level 3	Total
Government Money Market Fund
Investments in Securities
U.S. Government Agency Obligations	$—	$181,775	$—	$181,775
Repurchase Agreements	—	137,377	—	137,377

Total Investments in Securities	$—	$319,152	$—	$319,152

Core Bond Fund
Investments in Securities
Corporate Bonds	$—	$145,532	$—	$145,532
Municipal Bonds	—	49,676	—	49,676
U.S. Government Mortgage-Backed Obligations	—	36,535	—	36,535
Registered Investment Companies	30,725	—	—	30,725
U.S. Government Agency Obligations	—	8,753	—	8,753
Commercial Paper	—	7,979	—	7,979
Asset-Backed Security	—	3,006	—	3,006
Cash Equivalents	2,313	—	—	2,313

Total Investments in Securities	$33,038	$251,481	$—	$284,519

	Level 1	Level 2		Level 3	Total
Value Fund
Investments in Securities
Common Stock	$194,469	$—		$—	$194,469
Cash Equivalent	4,503	—		—	4,503

Total Investments in Securities	$198,972	$—		$—	$198,972

Growth Fund
Investments in Securities
Common Stock	$140,432	$—		$—	$140,432
Cash Equivalent	2,643	—		—	2,643

Total Investments in Securities	$143,075	$—		$—	$143,075

Burkenroad Small Cap Fund
Investments in Securities
Common Stock	$798,376	$—		$—	$798,376
Cash Equivalent	18,164	—		—	18,164

Total Investments in Securities	$816,540	$—		$—	$816,540

U.S. Small Cap Fund
Investments in Securities
Common Stock	$6,965	$—		$—	$6,965
Cash Equivalent	732	—		—	732

Total Investments in Securities	$7,697	$—		$—	$7,697

Quantitative Long/Short Fund
Assets at Fair Value at July 31, 2014 (investments in securities at fair value)
Investments in Securities
Common Stock	$57,646	$—		$—	$57,646
Cash Equivalents	25,464	—		—	25,464

Total Investments in Securities	$83,110	$—		$—	$83,110

Liabilities at Fair Value at July 31, 2014 (securities sold short at fair value)
Investments in Securities
Common Stock	$(6,307)	$—		$—	$(6,307)

Total Investments in Securities	$(6,307)	$—		$—	$(6,307)

Diversified International Fund
Investments in Securities
Common Stock
Australia	$9,526	$—		$—	$9,526
Austria	—	23,839	†	—	23,839
Bermuda	13,354	—		—	13,354
Brazil	13,586	—		—	13,586
Canada	4,638	—		—	4,638
China	7,874	40,521	†	—	48,395
Colombia	7,501	—		—	7,501
Czech Republic	—	5,389	†	—	5,389

July 31, 2014 (Unaudited)

	Level 1	Level 2		Level 3	Total
France	$—	$14,850	†	$—	$14,850
Hong Kong	—	9,195	†	—	9,195
India	25,164	—		—	25,164
Indonesia	—	4,910	†	—	4,910
Ireland	16,459	25,904	†	—	42,363
Japan	—	44,846	†	—	44,846
Netherlands	17,548	7,360	†	—	24,908
Norway	14,735	19,402	†	—	34,137
Panama	10,016	—		—	10,016
Singapore	4,182	—		—	4,182
South Korea	—	25,673	†	—	25,673
Spain	—	13,760	†	—	13,760
Sweden	—	10,497	†	—	10,497
Switzerland	28,038	14,592	†	—	42,630
Taiwan	—	12,718	†	—	12,718
Turkey	—	16,226	†	—	16,226
United Kingdom	30,508	28,097	†	—	58,605

Total Common Stock	203,129	317,779		—	520,908

Cash Equivalents	13,421	—		—	13,421
Exchange Traded Fund	4,478	—		—	4,478

Total Investments in Securities	$221,028	$317,779		$—	$538,807

Louisiana Tax-Free Income Fund
Investments in Securities
Municipal Bonds	$—	$11,678		$—	$11,678
Cash Equivalent	387	—		—	387

Total Investments in Securities	$387	$11,678		$—	$12,065

Mississippi Tax-Free Income Fund
Investments in Securities
Municipal Bonds	$—	$23,197		$—	$23,197
Cash Equivalent	137	—		—	137

Total Investments in Securities	$137	$23,197		$—	$23,334

Diversified Income Fund
Investments in Securities
Registered Investment Companies	$32,010	$—		$—	$32,010
Corporate Bonds	—	21,568		—	21,568
Preferred Stock	9,684	—		—	9,684
Common Stock	7,075	—		—	7,075
Cash Equivalent	2,652	—		—	2,652

Total Investments in Securities	$51,421	$21,568		$—	$72,989

†	Represents securities trading outside the United States, the values of which were adjusted as a result of foreign market price movements.

For the six month period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. This does not include transfers between Level 1 investments and Level 2 investments due to the Diversified International Fund utilizing international fair value pricing during the year.

For the six month period ended July 31, 2014, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six month period ended July 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended July 31, 2014, the Funds did not incur any interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income and expense is

Notes to Financial Statements (continued)

recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the closing rate on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated securities that are of comparable quality to securities that are rated in the highest rating category by an NRSRO, as determined by Horizon Advisers (the “Adviser”). If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

TBA Purchase Commitments – The Funds may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Short Sales – The Quantitative Long/Short Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged

July 31, 2014 (Unaudited)

a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Goldman, Sachs & Co., and pledged securities held at the custodian, U.S. Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

The Fund had prime brokerage borrowings throughout the six month period ended July 31, 2014 as follows:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate paid	Interest Paid
$6,915,287	$5,953,493	1.70%	$57,324

Expenses – Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes of Shares – Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared daily and paid monthly for the Government Money Market Fund, the Core Bond Fund, the Louisiana Tax-Free Income Fund, the Mississippi Tax-Free Income Fund and the Diversified Income Fund, declared and paid quarterly for the Value Fund and declared and paid annually for the Growth Fund, Burkenroad

Small Cap Fund, U.S. Small Cap Fund, Quantitative Long/Short Fund and the Diversified International Fund. Net realized gains on sales of securities, if any, are distributed to shareholders at least annually.

Offering Costs – Offering Costs, including costs of printing initial prospectuses, legal and registration fees are capitalized and amortized over twelve months from the inception date. As of July 31, 2014, the U.S. Small Cap Fund has $9,310 of offering costs remaining to be amortized.

3.	Agreements and other Transactions with Affiliates:

Advisory Agreement

Horizon Advisers (the “Adviser”), an unincorporated division of Hancock Bank, serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (as amended and restated May 21, 2001) (the “Advisory Agreement”) with the Trust. For its services, the Adviser is entitled to a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.40% of the average daily net assets of the Government Money Market Fund, 0.60% of the average daily net assets of the Core Bond Fund, 0.80% of the average daily net assets of the U.S. Small Cap, Value and Growth Funds, 0.95% of the average daily net assets of the Burkenroad Small Cap Fund, 1.00% of the average daily net assets of the Diversified International Fund, 0.60% of the average daily net assets of the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund and 0.70% of the average daily net assets of the Diversified Income Fund. The fee received by the Adviser for the Quantitative Long/Short Fund is comprised of a basic fee at the annual rate of 1.20% of the Fund’s average daily net assets and a performance adjustment (“performance adjustment”), if applicable, that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund’s performance benchmark. The performance adjustment is calculated and paid monthly by comparing the Fund’s Institutional Class Share performance to that of the Fund’s performance benchmark over the current month plus the previous 11 months (the “performance period”). The fee paid to the

Notes to Financial Statements (continued)

Adviser based on the performance adjustment will result in a minimum fee of 0.80% if the Fund’s Institutional Class Share underperforms the Fund’s performance benchmark by 200 basis points or more on a rolling 12-month basis, and a maximum fee of 1.60% if the Fund’s Institutional Share Class outperforms the Fund’s performance benchmark by 200 basis points or more on a rolling 12-month basis. In cases where the performance adjustment is not applicable because the performance difference does not result in a performance adjustment, the basic fee at the annual rate of 1.20% of the Fund’s average daily net assets will continue to apply.

During the six month period ended July 31, 2014, the Quantitative Long/Short Fund’s advisory fees, before waivers, were adjusted in accordance with the policy described above, as follows:

Base Advisory Fee	Performance Adjustment	Net Advisory Fees Before Waivers	Effective Rate
$448,065	$(132,776)	$315,289	0.84%

The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses (excluding performance adjustments, interest, dividend expenses, taxes, brokerage commissions, and extraordinary expenses) of each Fund will not exceed the following as a percentage of average net assets:

	Government Money Market Fund*	Core Bond Fund*	Value Fund**	Growth Fund**	Burkenroad Small Cap Fund*	U.S. SmallCap Fund*
Institutional Class Shares	0.58%	0.75%	1.10%	1.10%	n/a	1.10%
Institutional Sweep Class Shares	0.83	n/a	n/a	n/a	n/a	n/a
Class A Shares	1.08	1.00	1.35	1.35	1.40%	1.35
Class C Shares	n/a	1.75	2.10	2.10	n/a	2.10
Class D Shares	n/a	n/a	n/a	n/a	1.65	n/a

	Quantitative Long/Short Fund*		Diversified International Fund*	Louisiana Tax-Free Income Fund*	Mississippi Tax-Free Income Fund*	Diversified Income Fund*
Institutional Class Shares	1.70	%(1)	1.50%	0.75%	0.75%	0.90%
Class A Shares	1.95	%(1)	1.75%	1.00%	1.00%	1.15%
Class C Shares	2.70	%(1)	2.50%	1.75%	1.75%	1.90%

“n/a” designates that the Fund does not offer this class.

*	The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2015.
**	The Adviser has voluntarily agreed to waive fees and reimburse expenses. This may discontinue at any time.
(1)	The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep the Net Expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses), before giving effect to any performance incentive adjustment, from exceeding 1.70%, 1.95%, and 2.70% of the Fund’s average daily net assets of the Institutional Class, Class A and Class C Shares, respectively, until May 2015 (the “Expense Limits”). Since the Expense Limits are applied before giving effect to performance incentive adjustments, the percentages shown as Net Expenses for each class of shares may be up to 0.40% higher or lower than the Expense Limit for that class because Net Expenses reflect performance incentive adjustments, if any.

In addition, the Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Government Money Market Fund in order to limit the one-day net income yield of the Institutional Class Shares, Institutional Sweep Class Shares and Class A Shares of the Fund to not less than 0.01% of the average daily net assets.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser during the preceding three-year period, pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.

As of July 31, 2014, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until January 31:	Government Money Market Fund	Core Bond Fund
2012	2015	$2,370,695	$103,907
2013	2016	2,105,469	95,601
2014	2017	1,577,677	75,104

	Total	$6,053,841	$274,612

Fiscal Year	Subject to Repayment until January 31:	U.S. Small Cap Fund(1)
2012	2015	$ n/a
2013	2016	n/a
2014	2017	57,814

	Total	$57,814

Fiscal Year	Subject to Repayment until January 31:	Louisiana Tax-Free Income Fund	Mississippi Tax-Free Income Fund
2012	2015	$63,674	$80,892
2013	2016	63,864	65,518
2014	2017	77,433	77,716

	Total	$204,971	$224,126

July 31, 2014 (Unaudited)

Fiscal Year	Subject to Repayment until January 31:	Diversified Income Fund(2)
2012	2015	$	n/a
2013	2016		70,883
2014	2017		45,537

	Total		$116,420

(1)	Commenced operations on December 31, 2013.
(2)	Commenced operations on September 26, 2012.

During the six month period ended July 31, 2014, the Adviser recaptured $14,340 of prior expense limitation reimbursements for the Burkenroad Small Cap Fund.

The Adviser oversees EARNEST Partners, LLC (the Sub-Adviser to the Diversified International Fund) to ensure its compliance with the investment policies and guidelines of the Diversified International Fund, and monitors the Sub-Adviser’s adherence to its investment style. The Adviser pays the Sub-Adviser out of the advisory fee it receives from the Diversified International Fund. The Board supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

Administration Agreement

SEI Investments Global Funds Services (“the Administrator”) is the Administrator of the Trust. SEI Investments Management Corporation (“SEI Investments”), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.

The Funds and the Administrator have entered into an Administration Agreement effective June 1, 2011. The Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Funds) of: 0.10% up to $350 million, 0.08% on the next $400 million, 0.07% on the next $250 million, 0.05% on the next $500 million and 0.04% on net assets over $1.5 billion, subject to minimum fee levels.

Transfer Agent and Custodian Agreement

Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class on the first ten classes and $17,500 per class on the remaining classes.

Hancock Bank serves as custodian to the Funds (except for the Quantitative Long/Short Fund), and for such services is paid an annual fee from the Funds’ assets of 0.03% of each Fund’s average daily net assets, subject to a minimum of $250 per month per Fund.

U.S. Bank serves as custodian to the Quantitative Long/Short Fund and for such services is paid an annual fee based on the Fund’s average daily net assets. BNY Mellon serves as sub-custodian to the Diversified International Fund, and for such services is paid an annual fee based on the Fund’s average daily net assets.

Distribution Agreement

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

The following table summarizes the agreement:

	Government Money Market Fund	Core Bond Fund	Value Fund	Growth Fund
Institutional Class Shares	—	—	—	—
Institutional Sweep Class Shares	—	n/a	n/a	n/a
Class A Shares	0.25%	—	—	—
Class C Shares	n/a	0.75%	0.75%	0.75%

	Burkenroad Small Cap Fund	U.S. Small Cap Fund	Quantitative Long/Short Fund	Diversified International Fund
Institutional Class Shares	n/a	—	—	—
Class A Shares	—	—	—	—
Class C Shares	n/a	0.75%	0.75%	0.75%
Class D Shares	0.25%	n/a	n/a	n/a

	Louisiana Tax-Free Income Fund	Mississippi Tax-Free Income Fund	Diversified Income Fund
Institutional Class Shares	—	—	—
Class A Shares	—	—	—
Class C Shares	0.75%	0.75%	0.75%

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock

Notes to Financial Statements (continued)

Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six month period ended July 31, 2014, Hancock Investment Securities, Inc. received distribution fees in the amount of $96,366, $5,626 and $82 for the Government Money Market Fund, Burkenroad Small Cap Fund and Quantitative Long/Short Fund, respectively.

The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

The following table summarizes the agreement:

	Government Money Market Fund	Core Bond Fund	Value Fund	Growth Fund	Burkenroad Small Cap Fund	U.S. Small Cap Fund
Institutional Class Shares	—	—	—	—	n/a	—
Institutional Sweep Class Shares	0.25%	n/a	n/a	n/a	n/a	n/a
Class A Shares	0.25	0.25%	0.25%	0.25%	0.25%	0.25%
Class C Shares	n/a	0.25	0.25	0.25	n/a	0.25%
Class D Shares	n/a	n/a	n/a	n/a	0.25	n/a

	Quantitative Long/Short Fund	Diversified International Fund	Louisiana Tax-Free Income Fund	Mississippi Tax-Free Income Fund	Diversified Income Fund
Institutional Class Shares	—	—	—	—	—
Class A Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class C Shares	0.25	0.25	0.25%	0.25%	0.25

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock

Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six month period ended July 31, 2014, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $111,609, $396, $253, $171, $65,241, $2, $55, $45, $0, $0 and $34 for the Government Money Market Fund, Core Bond Fund, Value Fund, Growth Fund, Burkenroad Small Cap Fund, U.S. Small Cap Fund, Quantitative Long/Short Fund, Diversified International Fund, Louisiana Tax-Free Income Fund, Mississippi Tax-Free Income Fund and Diversified Income Fund, respectively.

Investment in Affiliated Companies

The Core Bond Fund, Value Fund, Growth Fund, Burkenroad Small Cap Fund, Quantitative Long/Short Fund, Diversified International Fund and Diversified Income Fund may invest in the Government Money Market Fund for cash management purposes. To the extent the Funds invest in the Government Money Market Fund, they will indirectly bear a pro rata portion of the Government Money Market Fund’s portfolio management fees and other Fund operating expenses.

Other

Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

July 31, 2014 (Unaudited)

4.	Share Transactions:

Shares issued, reinvested and redeemed for the Funds were as follows (000):

For the six month period ended July 31, 2014 (Unaudited) and the year or period ended January 31, 2014.

	Government Money Market Fund		Core Bond Fund		Value Fund		Growth Fund
	02/01/14 to 07/31/14	02/01/13 to 01/31/14	02/01/14 to 07/31/14	02/01/13 to 01/31/14	02/01/14 to 07/31/14	02/01/13 to 01/31/14	02/01/14 to 07/31/14	02/01/13 to 01/31/14
Institutional Class Shares:
Shares issued	81,892	309,217	918	4,555	343	981	384	707
Shares reinvested	2	3	49	83	9	367	—	837
Shares redeemed	(100,944)	(299,817)	(874)	(1,639)	(349)	(1,140)	(434)	(1,684)

Total Institutional Class Shares Transactions	(19,050)	9,403	93	2,999	3	208	(50)	(140)

Institutional Sweep Class Shares:
Shares issued	5,163	176,278	n/a	n/a	n/a	n/a	n/a	n/a
Shares reinvested	—	—	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(4,223)	(284,572)	n/a	n/a	n/a	n/a	n/a	n/a

Total Institutional Sweep Class Shares Transactions	940	(108,294)	n/a	n/a	n/a	n/a	n/a	n/a

Class A Shares:
Shares issued	107,213	318,057	231	765	184	353	75	197
Shares reinvested	6	15	22	44	6	168	—	222
Shares redeemed	(135,256)	(427,022)	(275)	(834)	(210)	(659)	(118)	(367)

Total Class A Shares Transactions	(28,037)	(108,950)	(22)	(25)	(20)	(138)	(43)	52

Class C Shares:
Shares issued	n/a	n/a	3	57	4	13	4	3
Shares reinvested	n/a	n/a	1	2	—	5	—	6
Shares redeemed	n/a	n/a	(41)	(451)	(9)	(179)	(3)	(4)

Total Class C Shares Transactions	n/a	n/a	(37)	(392)	(5)	(161)	1	5

Net Change in Capital Shares	(46,147)	(207,841)	34	2,582	(22)	(91)	(92)	(83)

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

Notes to Financial Statements (continued)

	Burkenroad Small Cap Fund		U.S. Small Cap Fund		Quantitative Long/Short Fund		Diversified International Fund
	02/01/14 to 07/31/14	02/01/13 to 01/31/14	02/01/14 to 07/31/14	12/31/13† to 01/31/14	02/01/14 to 07/31/14	02/01/13 to 01/31/14	02/01/14 to 07/31/14	02/01/13 to 01/31/14
Institutional Class Shares:
Shares issued	n/a	n/a	380	5	237	485	8,663	4,370
Shares reinvested	n/a	n/a	—	—	—	354	—	63
Shares redeemed	n/a	n/a	(11)	—	(119)	(574)	(1,679)	(2,860)

Total Institutional Class Shares Transactions	n/a	n/a	369	5	118	265	6,984	1,573

Class A Shares:
Shares issued	3,181	8,294	73	41	195	1,155	172	406
Shares reinvested	—	24	—	—	—	184	—	8
Shares redeemed	(1,438)	(1,858)	(4)	—	(243)	(518)	(174)	(474)

Total Class A Shares Transactions	1,743	6,460	69	41	(48)	821	(2)	(60)

Class C Shares:
Shares issued	n/a	n/a	20	—	20	35	1	1
Shares reinvested	n/a	n/a	—	—	—	5	—	—
Shares redeemed	n/a	n/a	(7)	—	(5)	(2)	(1)	(7)

Total Class C Shares Transactions	n/a	n/a	13	—	15	38	—	(6)

Class D Shares:
Shares issued	286	598	n/a	n/a	n/a	n/a	n/a	n/a
Shares reinvested	—	3	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(147)	(128)	n/a	n/a	n/a	n/a	n/a	n/a

Total Class D Shares Transactions	139	473	n/a	n/a	n/a	n/a	n/a	n/a

Net Change in Capital Shares	1,882	6,933	451	46	85	1,124	6,982	1,507

	Louisiana Tax-Free Income Fund		Mississippi Tax-Free Income Fund		Diversified Income Fund
	02/01/14 to 07/31/14	02/01/13 to 01/31/14	02/01/14 to 07/31/14	02/01/13 to 01/31/14	02/01/14 to 07/31/14	02/01/13 to 01/31/14
Institutional Class Shares:
Shares issued	28	60	9	83	331	1,747
Shares reinvested	—	2	—	2	21	36
Shares redeemed	(29)	(135)	(5)	(59)	(108)	(431)

Total Institutional Class Shares Transactions	(1)	(73)	4	26	244	1,352

Class A Shares:
Shares issued	19	158	12	311	198	612
Shares reinvested	6	17	9	38	14	20
Shares redeemed	(108)	(426)	(266)	(1,320)	(155)	(169)

Total Class A Shares Transactions	(83)	(251)	(245)	(971)	57	463

Class C Shares:#
Shares issued	—	—	—	—	16	73
Shares reinvested	—	—	—	—	2	2
Shares redeemed	—	—	—	—	(8)	(19)

Total Class C Shares Transactions	—	—	—	—	10	56

Net Change in Capital Shares	(84)	(324)	(241)	(945)	311	1,871

†	Commenced operations on December 31, 2013.
#	The Louisiana Tax-Free Income Fund, Class C Shares and Mississippi Tax-Free Income Fund , Class C Shares commenced operations on May 31, 2013.

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are either 0 shares or have been rounded to 0 shares.

July 31, 2014 (Unaudited)

5. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six month period ended July 31, 2014 were as follows:

	Core Bond Fund (000)	Value Fund (000)	Growth Fund (000)	Burkenroad Small Cap Fund (000)	U.S. Small Cap Fund	Quantitative Long/Short Fund (000)	Diversified International Fund (000)	Louisiana Tax-Free Income Fund (000)	Mississippi Tax-Free Income Fund (000)	Diversified Income Fund (000)
Cost of Security Purchases
U.S. Government Securities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other	37,702	66,388	53,757	279,519	7,083	46,028	192,673	1,733	629	23,748
Proceeds from Sales and Maturities
U.S. Government Securities	$10,303	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other	9,136	68,132	56,232	151,189	332	47,194	34,142	2,570	4,201	21,112

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

Each of the Funds has a tax year that ends on April 30. The following tax disclosure is representative as of April 30, 2014, except for the tax character of distributions, which are representative as of January 31, 2014.

The tax character of dividends and distributions declared during the years ended January 31, 2014 and January 31, 2013 was as follows (000):

	Ordinary Income		Long Term Capital Gain		Tax-Exempt		Totals
	2014	2013	2014	2013	2014	2013	2014	2013
Government Money Market Fund	$40	$55	$—	$—	$—	$—	$40	$55
Core Bond Fund	5,396	5,092	—	—	—	—	5,396	5,092
Value Fund	7,838	1,263	9,800	—	—	—	17,638	1,263
Growth Fund	1,226	490	22,084	17	—	—	23,310	507
Burkenroad Small Cap Fund	16	2,245	2,348	1,775	—	—	2,364	4,020
Quantitative Long/Short Fund	4,279	—	7,507	—	—	—	11,786	—
Diversified International Fund	2,112	2,245	—	704	—	—	2,112	2,949
Louisiana Tax-Free Income Fund	—	—	19	19	530	468	549	487
Mississippi Tax-Free Income Fund	—	84	139	37	1,124	1,198	1,263	1,319
Diversified Income Fund	2,889	76	—	—	—	—	2,889	76

Amounts are as of fiscal year end, tax character will be determined upon the Funds’ tax year end April 30, 2014.

Amounts designated as “—” are either $0 or have been rounded to $0.

Notes to Financial Statements (continued)

As of April 30, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Government Money Market Fund	Core Bond Fund	Value Fund	Growth Fund	Burkenroad Small Cap Fund	U.S. Small Cap Fund	Quantitative Long/Short Fund	Diversified International Fund	Louisiana Tax-Free Income Fund	Mississippi Tax-Free Income Fund	Diversified Income Fund
Undistributed ordinary income	$3	$18	$2,133	$2,591	$452	$—	$1,664	$1,664	$—	$—	$—
Undistributed tax-exempt income	—	—	—	—	—	—	—	—	1	2	—
Undistributed long-term capital gain	—	709	13,923	7,146	16,474	—	970	—	—	—	—
Unrealized appreciation (depreciation)	—	6,618	47,156	26,818	153,965	4	6,949	82,439	3	227	2,919
Capital Loss Carryforward	(27)	—	—	—	—	(1)	—	(5,544)	(552)	(1,138)	(196)
Late-Year Loss Deferral	—	—	—	—	—	—	(77)	—	—	—	—
Other temporary differences	(3)	—	—	—	—	—	—	—	—	—	—

Total distributable earnings (accumulated losses)	$(27)	$7,345	$63,212	$36,555	$170,891	$3	$9,506	$78,559	$(548)	$(909)	$2,723

Undistributed amounts at April 30, 2014, reported in the above table, have been paid.

Amounts designated as “—” are $0 or have been rounded to $0.

Post-October Losses represent losses realized on investment transactions from November 1, 2013 through April 30, 2014, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2014 through April 30, 2014 and specified losses realized on investment transactions from November 1, 2013 through April 30, 2014, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

During the year ended April 30, 2014, the Core Bond Fund utilized capital loss carryforwards to offset realized capital gains in the amount (000) of $1,508.

July 31, 2014 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2014, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period (000):

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Government Money Market Fund	$27	$—	$27
U.S. Small Cap Fund	1	—	1
Diversified International Fund	—	5,544	5,544
Louisiana Tax-Free Income Fund	189	363	552
Mississippi Tax-Free Income Fund	131	1,007	1,138
Diversified Income Fund	196	—	196

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (excluding securities sold short and foreign currency) held by the Funds at July 31, 2014 were as follows (000):

	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Core Bond Fund	$277,539	$7,788	$(808)	$6,980
Value Fund	156,959	44,718	(2,705)	42,013
Growth Fund	116,624	28,107	(1,656)	26,451
Burkenroad Small Cap Fund	691,241	151,245	(25,946)	125,299
U.S. Small Cap Fund	8,054	106	(463)	(357)
Quantitative Long/Short Fund	76,726	7,357	(973)	6,384
Diversified International Fund	445,903	98,022	(5,118)	92,904
Louisiana Tax-Free Income Fund	11,852	412	(199)	213
Mississippi Tax-Free Income Fund	22,780	854	(300)	554
Diversified Income Fund	69,878	3,629	(518)	3,111

For Federal income tax purposes, the book cost of securities owned at July 31, 2014 including tax basis adjustments as of April 30, 2014 for the Government Money Market Fund was equal to tax cost.

7.	Other:

On July 31, 2014, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	Number of Shareholders	% of Outstanding Shares
Government Money Market Fund, Institutional Class	2	100
Government Money Market Fund, Institutional Sweep Class	1	100
Government Money Market Fund, Class A	2	100
Core Bond Fund, Institutional Class	3	92
Core Bond Fund, Class A	1	46
Core Bond Fund, Class C	1	10
Value Fund, Institutional Class	3	91
Value Fund, Class A	1	27
Value Fund, Class C	2	31
Growth Fund, Institutional Class	3	92
Growth Fund, Class A	1	45
Growth Fund, Class C	2	32
Burkenroad Small Cap Fund, Class A	2	46

	Number of Shareholders	% of Outstanding Shares
Burkenroad Small Cap Fund, Class D	1	11
U.S. Small Cap Fund, Institutional Class	4	100
U.S. Small Cap Fund, Class A	2	62
U.S. Small Cap Fund, Class C	4	80
Quantitative Long/Short Fund, Institutional Class	4	96
Quantitative Long/Short Fund, Class A	1	44
Quantitative Long/Short Fund, Class C	1	85
Diversified International Fund, Institutional Class	3	36
Diversified International Fund, Class A	2	55
Diversified International Fund, Class C	2	27
Louisiana Tax-Free Income Fund, Institutional Class	3	100
Louisiana Tax-Free Income Fund, Class C	2	100
Mississippi Tax-Free Income Fund, Institutional Class	2	95
Mississippi Tax-Free Income Fund, Class A	1	16
Mississippi Tax-Free Income Fund, Class C	2	100
Diversified Income Fund, Institutional Class	3	91
Diversified Income Fund, Class A	1	11
Diversified Income Fund, Class C	2	41

Notes to Financial Statements (concluded)

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

8.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on the Trust’s experience, the risk of loss from such claims is considered remote.

9.	Concentration of Risks:

When the Diversified International Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Diversified International Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Diversified International Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or unrealized or repatriated. The Diversified International Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized. At July 31, 2014, the net assets of the Diversified International Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds’ concentration of investments in securities of issuers located in Louisiana and Mississippi, respectively, subject the Funds to economic conditions and government policies within those states. As a result, the Funds will be more susceptible to factors that adversely affect issuers of Louisiana or Mississippi obligations than a mutual fund that does not have as great a concentration in Louisiana or Mississippi. As with Louisiana and Mississippi municipal securities, events in any of the U.S. territories where the Funds are invested may affect the Funds’ investments and their performance.

The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

10.	In-Kind Redemption of Securities:

During the year ended January 31, 2014, the Mississippi Tax-Free Income Fund redeemed shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of transaction.

Transaction Date	Shares Redeemed	Value	Loss
7/31/13	105,614	$1,516,589	$(129,134)

11.	Subsequent Events:

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2014.

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments, except for certain disclosure enhancements, will not take effect for two years. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund’s management is evaluating the implications and its impact to the Fund.

Board Considerations in Re-Approving the Hancock Horizon Advisory Agreement	July 31, 2014 (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 14, 2014 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•	the advisory agreement between Horizon Advisers (the “Adviser”) and the Trust, on behalf of the Hancock Horizon Government Money Market Fund, Hancock Horizon Core Bond Fund, Hancock Horizon Louisiana Tax-Free Income Fund, Hancock Horizon Mississippi Tax-Free Income Fund, Hancock Horizon Value Fund, Hancock Horizon Growth Fund, Hancock Horizon Quantitative Long/Short Fund, Hancock Horizon Burkenroad Small Cap Fund, Hancock Horizon Diversified International Fund, Hancock Horizon Diversified Income Fund and Hancock Horizon U.S. Small Cap Fund; and

•	the sub-advisory agreement between the Adviser and EARNEST Partners, LLC (the “Sub-Adviser”), on behalf of the Hancock Horizon Diversified International Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance systems; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Adviser.

Board Considerations in Re-Approving the Hancock Horizon Advisory Agreement (continued)

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser and the Sub-Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel and the resources of the Adviser and the Sub-Adviser. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment approach for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with information regarding the Funds’ performance since the Agreements were last renewed, as well as information regarding the Funds’ performance over other time periods including since their inception. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees considered reasons for the underperformance of the Hancock Horizon Diversified Income Fund and Hancock Horizon Diversified International Fund relative to their benchmarks and peer groups. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

July 31, 2014 (Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and the Sub-Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Hancock Horizon Diversified International Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including expense limitation and fee waiver arrangements. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

HHF-SA-001-0700

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: October 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: October 7, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller and Chief Financial Officer

Date: October 7, 2014